As filed on ^ October 7, 1996

                                                               File No. 33-70154
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
      Pre-Effective Amendment No.                                            [ ]
                                  -----
      Post-Effective Amendment No.   ^ 5                                     [X]
                                   -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
      Amendment No. ^ 6                                                      [X]



                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado 80237
                      (Address of Principal Executive Offices)
                    P.O. Box 173706, Denver, Colorado  80217-3706
                                  (Mailing Address)

                                   (303) 930-6300
                           (Registrant's Telephone Number)

                                 Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado  80237
                       (Name and Address of Agent for Service)
                              ---------------------
                                     Copies to:
                             W. Randolph Thompson, Esq.
                          Of Counsel, Jones & Blouch L.L.P.
                   1025 Thomas Jefferson St., N.W., Suite 405 West
                               Washington, D.C.  20007
                              ---------------------
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

___   immediately upon filing pursuant to paragraph (b)
___   ^ on  _________________, pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on  ^____________, pursuant to paragraph (a)(1).
___   ^ 75 days after filing pursuant to paragraph (a)(2)
^ X   on December 23, 1996, pursuant to paragraph (a)(2) of rule 485
---


If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1995, was filed on or about February 23, 1996.

                                    Page 1 of 116
                        Exhibit index is located at page 103

                                        NOTE

This Post-Effective Amendment (Form N-1A) is being filed to add four new Funds of the Registrant, INVESCO Variable Investment Funds, Inc., and does not affect the other series of the Registrant: VIF-High Yield Portfolio, VIF-Industrial Income Portfolio, VIF-Total Return Portolio and VIF-Utilities Portfolio.

                       INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                ----------------------
                                CROSS-REFERENCE SHEET


    Form N-1A
       Item                                        Caption
    ---------                                      -------

Part A                                 Prospectus

    1..............................          Cover Page

    2..............................          Summary

    3..............................          Financial Highlights; Performance
                                             Information

    4..............................          Cover Page; Summary; Investment
                                             Objectives and Policies; Risk
                                             Factors; Investment Restrictions

    5..............................          Summary; Management; Risk Factors

    5A.............................          Not Applicable

    6..............................          Cover Page; Summary; Tax Status,
                                             Dividends and Distributions;
                                             Additional Information

    7..............................          Purchases and Redemptions

    8..............................          Purchases and Redemptions

    9..............................          Not Applicable

Part B                                 Statement of Additional Information

    10..............................         Cover Page

    11..............................         Table of Contents

    12..............................         Not Applicable

    13..............................         Investment Policies; Investment
                                             Restrictions; Appendix A

    14..............................         Management

    15..............................         Additional Information

    16..............................         Management; Additional
                                             Information

    17..............................         Portfolio Brokerage

    18..............................         Additional Information

    Form N-1A
       Item                                  Caption
    ---------                                -------

    19..............................         How Shares are Valued;
                                             Redemptions ^


    20..............................         (Prospectus:  Tax Status,
                                             Dividends and Distributions)

    21..............................         (Prospectus:  Purchases and
                                             Redemptions; Management)

    22..............................         Performance


Part C                                 Other Information

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                  Prospectus ^ December __, 1996


                       INVESCO VARIABLE INVESTMENT FUNDS, INC.


    INVESCO Variable Investment Funds, Inc. (the ^"Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of ^ eight diversified investment portfolios (the ^"Funds"): the INVESCO VIF - Industrial Income Portfolio (the ^"Industrial Income ^ Fund"), the INVESCO VIF - Total Return Portfolio (the ^"Total Return Fund"), the INVESCO VIF
- Dynamics Portfolio (the "Dynamics Fund"), the INVESCO VIF - High Yield Portfolio (the ^"High Yield Fund"), the INVESCO VIF - Small Company Growth Portfolio (the "Small Company Growth Fund"), the INVESCO VIF - Health Sciences Portfolio (the "Health Sciences Fund"), the INVESCO VIF - Technology Portfolio (the "Technology Fund") and the INVESCO VIF - Utilities Portfolio (the ^"Utilities Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ^("Participating Insurance ^ Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. The Funds have the following investment objectives:


Industrial Income Fund:

    to seek the best possible current income while following sound investment practices. Capital growth potential is an additional^ consideration in the selection of portfolio securities. The ^ Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the
    Fund's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Fund also has the flexibility to invest in other types of securities.


Total Return Fund:
    to seek a high total return on investment through capital appreciation and current income. The Total Return Fund seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.


Dynamics Fund:

    to seek appreciation of capital through aggressive investment policies. The Dynamics Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the- counter.

High Yield Fund:

    to seek a high level of current income by investing substan tially all of its assets in lower rated bonds and other debt securities and in preferred stock. See ^"Risk Factors^" for a description of the risks involved in investing in lower rated bonds. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective.

Small Company Growth Fund:

    to seek long-term capital growth. The Small Company Growth Fund invests primarily in small-capitalization equity securities of U.S. companies traded "over-the-counter."

Health Sciences Fund:
    to seek capital appreciation. The Health Sciences Fund normally invests at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care.

Technology Fund:
    to seek capital appreciation. The Technology Fund normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics. ^


Utilities Fund:
    to seek capital appreciation and income. The assets of the Utilities Fund are invested primarily in equity securities of companies principally engaged in business as public utilities.


    This Prospectus sets forth concisely the information about the Funds that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to one or more of the Funds. Please read this Prospectus and retain it for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling
1-800-525-8085, or by contacting a Participating Insurance Company and requesting the ^"Statement of Additional Information for INVESCO Variable Investment Funds, Inc.^" (the ^"Statement of Additional ^ Information"). The Statement of Additional Information dated ^ December __, 1996, is incorporated by reference into this Prospectus.

The High Yield Fund invests primarily in lower rated bonds, commonly known as ^"junk bonds.^" Investments of this type are subject to greater risks, including default risks, than those found in higher rated securities. Purchasers should carefully assess the risks associated with an investment in the High Yield Fund. See ^"Investment Objectives and Policies^" and ^"Risk Factors.^"


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                  TABLE OF CONTENTS
                                                                            Page

SUMMARY.....................................................................  8

FINANCIAL HIGHLIGHTS........................................................ 10

INVESTMENT OBJECTIVES AND POLICIES.......................................... 14

RISK FACTORS................................................................ 21

INVESTMENT RESTRICTIONS..................................................... 30

MANAGEMENT.................................................................. 31

PURCHASES AND REDEMPTIONS................................................... 37

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS..................................... 38

PERFORMANCE INFORMATION..................................................... 39

ADDITIONAL INFORMATION...................................................... 41

APPENDIX.................................................................... 43

                                       SUMMARY


    The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of ^ eight diversified investment portfolios ("Funds"), the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Total Return Portfolio, the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Small Company Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - Technology Portfolio and the INVESCO VIF - Utilities Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

    The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ^("Participating Insurance ^ Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the ^"Separate Account ^ Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, or change existing allocations among investment alternatives, including the Funds.

    Each Fund has its own distinct investment objective. There is, of course, no guarantee that any Fund will achieve its invest ment objective. The Industrial Income Fund seeks to attain its investment objective by investing ^ at least 65% of its total assets in dividend-paying common stocks, ^ with up to 10% of its total assets invested in equity securities that do not pay regular dividends and the remainder invested in other income-producing securities, such as corporate bonds. The Total Return Fund seeks to attain its investment objective by investing in a combination of equity securities and fixed income securities; ordinarily, its investment portfolio will be comprised of at least 30% equity securities and at least 30% debt securities, with the remaining 40% allocated according to business, economic and market conditions. The Dynamics Fund seeks to attain its investment objective by investing aggressively in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The High Yield Fund seeks to attain its investment objective by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. See ^"Risk Factors^" for a description of the risks involved in investing in lower rated bonds. The Small Company Growth Fund seeks to attain its investment objective by investing primarily in small-capitalization equity securities of U.S. companies traded over-the-counter. The Health Sciences Fund seeks to attain its investment objective by investing at least 80% of its total assets in equity securities of companies which develop, produce, or distribute products or services related to health care. The Technology Fund seeks to attain its investment objective by investing at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics. The Utilities Fund seeks to attain its investment objective by investing primarily in securities of companies principally engaged in business as public utilities, which may be either established, well-capitalized companies or newly formed, small capitalization companies. A discussion of each Fund's investment objective and policies is provided below under the caption ^"Investment Objectives and Policies.^"

    Various types of risks are involved with each Fund. Each Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by that Fund. Each Fund may invest up to 15% of its net assets in illiquid securities. Each Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ^("ADRs") are not subject to this 25% limitation. The High Yield Fund may invest without limit, ^ the Industrial Income Fund may invest up to 15%, and the Small Company Growth Fund may invest up to 5% of its total assets, in lower-rated debt securities that present a greater risk of default and have prices that fluctuate more than those of higher-rated securities. Many securities purchased by the Small Company Growth Fund will not be listed on exchanges, may trade less frequently and in smaller volume than exchange-listed securities and may have greater price volatility and less liquidity than exchange-listed securities. The Technology and Health Sciences Funds will each be concentrated in a specific business sector. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular, dominant stock, or regulatory changes. The Utilities Fund is subject to risks related to the uncertainties to which the gas and electric public utilities industries are subject, including difficulties in obtaining adequate financing, government regulation of investment return, environmental issues, prices of fuel for electric generation, availability of natural gas, and risks associated with nuclear power facilities. Each of the Funds may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption ^"Risk Factors.^"

    INVESCO Funds Group, Inc. ^("INVESCO"), the Funds' investment adviser, is primarily responsible for providing the Company with various administrative services and supervising the Company's daily business affairs. Portfolio management is provided to each Fund by its sub- adviser (referred to collectively with INVESCO as "Fund Management"). ^ INVESCO Capital Management, Inc. ^("ICM") serves as sub-adviser to the Total Return Fund and INVESCO Trust Company ("INVESCO Trust") serves as sub-adviser to each of the other Funds. Each Fund pays INVESCO an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about INVESCO, INVESCO Trust and ICM are provided below under the caption ^"Management.^"

                                   FINANCIAL HIGHLIGHTS
                   (For a Fund Share Outstanding Throughout Each Period)


    The following information, unless otherwise noted, has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1995 annual report to shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company. Because the Dynamics, Small Company Growth, Health Sciences and Technology Funds had not commenced operations prior to the date of this Prospectus, no financial information is provided for those Funds.


                                           Six Months         Year        Period   Six Months ^        Year       Period
                                                Ended        Ended         Ended        Ended         Ended        Ended
                                              June 30  December 31   December 31      June 30   December 31  December 31
                                        ----------------------------------------   -------------------------------------
                                                 1996         1995         1994^         1996          1995        1994^
                                            UNAUDITED                               UNAUDITED


                                                     High Yield Fund                         Industrial Income Fund
PER SHARE DATA

Net Asset Value - Beginning of Period          $11.04       $10.01        $10.00       $12.58        $10.09       $10.00
                                        ----------------------------------------   -------------------------------------


INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                            0.43         0.55          0.05         0.17          0.19         0.03
Net Gains on Securities
   (Both Realized and Unrealized)                0.03         1.43          0.01         1.25          2.76         0.09
                                        ----------------------------------------   -------------------------------------

Total from Investment Operations                 0.46         1.98          0.06         1.42          2.95         0.12
                                        ----------------------------------------   -------------------------------------


LESS DISTRIBUTIONS

Dividends from Net Investment Income             0.00         0.55          0.05         0.00          0.20         0.03
Distributions from Capital Gains                 0.00         0.40          0.00         0.00          0.26         0.00
                                        ----------------------------------------   -------------------------------------

Total Distributions                              0.00         0.95          0.05         0.00          0.46         0.03
                                        ----------------------------------------   -------------------------------------

Net Asset Value - End of Period                $11.50       $11.04        $10.01       $14.00        $12.58       $10.09
                                        ========================================   =====================================

TOTAL RETURN>                                  4.17%*       19.76%        0.60%*      11.29%*        29.25%       1.23%*


RATIOS

Net Assets - End of Period ($000 Omitted)      $7,542       $5,233          $624      $13,479        $8,362         $525
Ratio of Expenses to Average Net Assets#      0.44%*@       0.97%@        0.74%~      0.49%*@        1.03%@       0.79%~






Ratio of Net Investment Income to

   Average Net Assets#                         4.50%*        8.79%        2.72%~       1.54%*         3.50%       1.69%~
Portfolio Turnover Rate                         137%*         310%          23%*         43%*           97%          0%*


^ For the High Yield and Industrial  Income Funds,  from May 27, 1994 and August
10, 1994, respectively, commencement of investment operations, to December 31, 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

* These amounts are based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the High Yield and Industrial Income Funds were voluntarily absorbed by INVESCO for the year ended December 31, 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 2.71% and 30.38% for High Yield Fund and 2.31% and 32.55% for Industrial Income Fund, respectively, and the ratio of net investment income to average net assets would have been 7.05% and (26.92%) for High Yield Fund and 2.22% and (30.07%)for
Industrial Income Fund, respectively.

@ Ratio reflects Total Expenses, less expenses absorbed by INVESCO, prior to a reduction of custodian fees pursuant to an expense offset arrangement.

~ Annualized


                                           Six Months         Year        Period   Six Months          Year       Period
                                                Ended        Ended         Ended        Ended         Ended        Ended
                                              June 30  December 31   December 31      June 30   December 31  December 31
                                         ---------------------------------------   -------------------------------------
                                                 1996         1995         1994^       ^ 1996          1995        1994^
                                            UNAUDITED                               UNAUDITED


                                                     Total Return Fund                       Utilities Fund

PER SHARE DATA

Net Asset Value - Beginning of Period          $12.14       $10.09        $10.00       $10.84        $10.00       $10.00
                                         ---------------------------------------   -------------------------------------


INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                            0.17         0.25          0.09         0.10          0.07         0.00
Net Gains on Securities
   (Both Realized and Unrealized)                0.44         2.05          0.09         0.80          0.84         0.00
                                         ---------------------------------------   -------------------------------------

Total from Investment Operations                 0.61         2.30          0.18         0.90          0.91         0.00
                                         ---------------------------------------   -------------------------------------

LESS DISTRIBUTIONS

Dividends from Net Investment Income             0.00         0.24          0.09         0.00          0.07         0.00
Distributions from Capital Gains                 0.00         0.01          0.00         0.00          0.00         0.00
                                         ---------------------------------------   -------------------------------------
Total Distributions                              0.00         0.25          0.09         0.00          0.07         0.00
                                         ---------------------------------------   -------------------------------------
Net Asset Value - End of Period                $12.75       $12.14        $10.09       $11.74        $10.84       $10.00
                                         =======================================   =====================================

TOTAL RETURN>                                  5.02%*       22.79%        1.75%*       8.30%*         9.08%        0.00%

RATIOS

Net Assets - End of Period ($000 Omitted)     $10,733       $6,553        $1,055         $943          $290          $25
Ratio of Expenses to Average Net Assets#      0.48%*@       1.01%@        0.86%~      0.65%*@        1.80%@        0.00%
Ratio of Net Investment Income to
   Average Net Assets#                         1.66%*        3.91%        3.86%~       1.46%*         2.47%        0.00%
Portfolio Turnover Rate                           4%*           5%           0%*         38%*           24%           0%


^ For the Total Return Fund, from June 2, 1994, commencement of investment operations, to December 31, 1994.

+ All of the expenses for the Utilities Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1994, since investment operations did not commence during 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

* These amounts are based on operations for the period shown and, accordingly, are not representative of a full year.






# Various expenses of the Total Return and Utilities Funds were voluntarily absorbed by INVESCO for the year ended December 31, 1995 and the period ended
December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.51% and 16.44% for Total Return
Fund and 57.13% for Utilities Fund, respectively, and ratio of net investment income to average net assets would have been 2.41% and (11.72%) for Total Return
Fund and (52.86%) for Utilities Fund, respectively.

@ Ratio reflects Total Expenses, less expenses absorbed by INVESCO, prior to a reduction of custodian fees pursuant to an expense offset arrangement.

~ Annualized

   Further information about the performance of the Funds is contained in the Company's annual report to shareholders, which may be obtained without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number set forth on the cover page of this Prospectus, or by contacting a Participating Insurance Company.

                      INVESTMENT OBJECTIVES AND POLICIES


      The investment objective of each Fund, as described below, is fundamental and may be changed only by vote of a majority of the outstanding shares of that Fund. There is no assurance that any Fund will achieve its investment objective. Any investment policy of a Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When Fund Management believes market or economic conditions are unfavorable, each of the Funds may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.


Industrial Income Fund


      The investment objective of the Industrial Income Fund is to seek the best possible current income while following sound investment practices. Capital growth potential is an additional^ consideration in the selection of portfolio securities.

      The ^ Industrial Income Fund normally invests ^ at least 65% of its total assets in dividend-paying common stocks. ^ Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securites, such as corporate bonds and other straight debt securities ^("debt securities"). The Fund also has the flexibility to invest in preferred stock and convertible bonds. There is no maximum limit on the amount of equity or debt securities in which the Fund may invest. In periods of uncertain market and economic conditions, as determined by Fund Management, the Fund may depart from its basic investment objective and assume a defensive position with up to 100% of its total assets temporarily invested in high quality corporate bonds, or notes and government issues, or held in cash.

      The Industrial Income Fund may invest no more than 15% of its total assets in debt securities that are rated below BBB by Standard & Poor's ^("Standard & Poor's"), or Baa by Moody's Investors Service, Inc. ^("Moody's"), and in no event will the Fund ever invest in a debt security rated below CCC by Standard & Poor's or Caa by Moody's. Generally, bonds rated in one of the top four rating categories are considered ^"investment grade.^" However, those in the fourth highest category (Standard & Poor's BBB or Moody's Baa) may have speculative characteristics and a weaker ability to pay interest or repay principal under adverse economic conditions or changing circumstances. The risks of investing in debt securities rated lower than BBB by Standard & Poor's or Baa by Moody's are discussed below under the caption ^ "Risk Factors.^" See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

Dynamics Fund

      The Dynamics Fund seeks appreciation of capital through aggressive investment policies. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders. The Fund seeks to achieve this objective through the investment of its assets in a variety of securities that are believed to present opportunities for capital enhancement -- primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities.

      The Dynamics Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable. The Fund may also invest in restricted securities that may be resold to institutional investors, known as "Rule 144A Securities." See "Risk Factors -- Illiquid and Rule 144A Securities" below.


Total Return Fund

      The investment objective of the Total Return Fund is to seek a high total return on investment through capital appreciation and current income. The Fund seeks to accomplish its objective by investing in a combination of equity securities and fixed income securities. Although there is no limitation on the maturity of the Total Return Fund's investments in fixed income securities, the dollar-weighted average maturity of such investments normally will be from 3 to 15 years.

      The equity securities to be acquired by the Total Return Fund consist of common stocks and, to a lesser extent, securities convertible into common stocks. Such securities generally will be issued by companies that are listed on a national securities exchange (such as the New York Stock Exchange) and that usually pay regular dividends. However, the Fund also may invest in securities traded on regional stock exchanges or in the over-the-counter market. The Company has not established any minimum investment standards (such as an issuer's asset level, earnings history, type of industry, dividend payment history, etc.) with respect to the Fund's investments in common stocks. Because smaller companies may be subject to more significant losses, as well as have the potential for more substantial growth, than larger, more established companies, the Fund's investments may consist in part of securities that may be deemed to be speculative.

     The income securities to be acquired by the Total Return Fund will include obligations of the U.S. government and government agencies. These U.S. government obligations consist of direct obligations of the U.S. government, such as U.S. Treasury Bills, Notes and Bonds, obligations guaranteed by the U.S. government, such as Government National Mortgage Association obligations, and obligations of U.S. government authorities, agencies and instrumentalities, which are supported only by the assets of the issuer, such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The Fund will invest in securities of such instrumentalities only when Fund Management is satisfied that the credit risk with respect to any such instrumentality is minimal.

      The Total Return Fund also may invest in corporate debt obligations that are rated in one of the four highest ratings of corporate obligations by Standard & Poor's (AAA, AA, A and BBB) or by Moody's (Aaa, Aa, A and Baa), or, if not rated, that in Fund Management's opinion have investment characteristics similar to those described in such ratings. The investment characteristics of the securities rated Baa by Moody's or BBB by Standard & Poor's are discussed above in the description of the investment policies of the Industrial Income Fund. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

      Typically, at least 30% of the Total Return Fund's investment portfolio will be comprised of equities and at least 30% fixed and variable income securities. The remaining 40% of the portfolio will vary in asset allocation according to Fund Management's assessment of business, economic, and market conditions. The analytical process associated with making allocation decisions is based upon a combination of demonstrated historic financial results, current prices for stocks, and the current yield to maturity available in the market for bonds. The return available from one category relative to the other determines the actual asset deployment. Fund Management's asset allocation process is systematic and is based on current information rather than forecasted change. The Fund seeks reasonably consistent returns over a variety of market cycles.


Small Company Growth Fund

      The Small Company Growth Fund seeks long-term capital growth. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders. The Fund seeks to achieve this objective through the investment of 65% or more of its total assets in equity securities of companies with market capitalizations of $1 billion or less at the time of purchase ("small-cap companies"). The balance of the Fund's assets may be invested in the equity securities of companies with market capitalizations in excess of $1 billion, debt securities and short-term investments. With respect to small-cap companies, Fund Management primarily looks for companies in the developing stages of their life cycle, which are believed to be currently undervalued in the marketplace, have earnings which may be expected to grow faster than the

U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

      The majority of the Small Company Growth Fund's holdings consist of common stocks traded over-the-counter. The Fund also has the flexibility to invest in other U.S. and foreign securities.

      The Small Company Growth Fund's investments in debt securities include U.S. government and corporate debt securities. Investments in U.S. government securities may consist of securities issued or guaranteed by the U.S. government and any agency or instrumentality of the U.S. government. In some cases, these securities are direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds. In other cases, these securities are obligations guaranteed by the U.S. government, consisting of Government National Mortgage Association obligations, or obligations of U.S. government authorities, agencies or instrumentalities, consisting of the Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank, which are supported only by the assets of the issuer. The Fund may invest in both investment grade and lower-rated corporate debt securities. However, the Fund will not invest more than 5% of its total assets (measured at the time of purchase) in corporate debt securities that are rated below BBB by Standard & Poor's or Baa by Moody's or, if unrated, are judged by Fund Management to be equivalent in quality to debt securities having such ratings. In no event will the Fund invest in a debt security rated below CCC by Standard & Poor's or Caa by Moody's. The risks of investing in below-investment grade debt securities are discussed below under "Risk Factors." For a description of each corporate bond rating category, please refer to the Appendix to this Prospectus.

      The short-term investments of the Small Company Growth Fund may consist of U.S. government and agency securities, domestic bank certificates of deposit and bankers' acceptances, and commercial paper rated A-1 by Standard and Poor's or P-1 by Moody's, as well as repurchase agreements with banks and registered broker-dealers and registered government securities dealers with respect to the foregoing securities. The Fund's assets invested in U.S. government securities and short-term investments will be used to meet current cash requirements, such as to satisfy requests to redeem shares of the Fund and to preserve investment flexibility.

      The Small Company Growth Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable. The Fund may also invest in Rule 144A Securities. For more information concerning illiquid and Rule 144A Securities, see "Investment Policies" in the Statement of Additional Information.


High Yield Fund

      The investment objective of the High Yield Fund is to seek a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. Accordingly, the Fund invests primarily in bonds and other debt securities, including convertible and non-convertible issues, and in preferred stocks rated in medium and lower categories by Standard & Poor's or Moody's (BB or lower by Standard & Poor's or Ba or lower by Moody's). The Fund does not invest in securities rated lower than CCC by Standard & Poor's or Caa by Moody's; these ratings are applied to issues that are predominantly speculative and may be in default or as to which there may be present elements of danger with respect to principal or interest. The Fund does not invest in issues that are in default. The Fund may invest in unrated securities where Fund Management believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities eligible for purchase by the Fund rated in medium and lower categories by Standard & Poor's or Moody's (between BB and CCC ratings by Standard & Poor's and between Ba and Caa ratings by Moody's). The Fund also may invest in state and local municipal obligations when Fund Management believes that the potential total return on the investment is better than the return that otherwise would be achieved by investing in securities issued by private issuers. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

      The High Yield Fund also may hold cash or invest all or a portion of its assets in securities issued or guaranteed by the U.S. government or its agencies (which may or may not be backed by the full faith and credit of the United States) and bank certificates of deposit, if Fund Management determines it to be appropriate for purposes of preserving liquidity or capital in light of prevailing market or economic conditions. The Fund also may invest in corporate short-term notes rated at the time of purchase at least A-1 by Standard & Poor's or Prime-1 by Moody's, and municipal short-term notes rated at the time of purchase at least SP-1 by Standard & Poor's or MIG-1 by Moody's (the highest rating category for such notes, indicating a very strong capacity to make timely payments of principal and interest).

      Potential capital appreciation is a factor in the selection of investments, but is secondary to the High Yield Fund's primary objective. The securities in which the Fund invests offer a wide range of maturities (from less than one year to thirty years) and yields. These securities include short-term bonds or notes (maturing in less than three years), intermediate-term bonds or notes (maturing in three to ten years), and long-term bonds (maturing in more than ten years). Fund Management will seek to adjust the portfolio of securities held by the Fund to maximize current income consistent with the preservation of principal.

      There are no limitations on the average maturity of the securities in the High Yield Fund. Securities will be selected on the basis of Fund Management's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. As a matter of policy, which may be changed without a vote of shareholders, under normal circumstances, at least 65% of the value of the total assets of the Fund will be invested in debt securities having maturities at the time of issuance of at least three years.^


      Securities in which the High Yield Fund invests may at times be purchased or sold on a delayed delivery or a when-issued basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The High Yield Fund may invest up to 10% of its net assets in when-issued securities. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into a purchase commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date. When the Fund purchases securities on a when-issued basis, its custodian bank will place cash or liquid debt securities in a separate account of the Fund in an amount equal to the amount of the purchase obligation.


Health Sciences Fund

      The Health Sciences Fund seeks capital appreciation. The investment strategy used in attempting to attain this investment objective is aggressive; holdings are focused on equity securities whose price appreciation is expected to outpace that of the health sciences business sector. These stocks may not pay regular dividends. The Fund normally invests at least 80% of its total assets in the equity securities (common and preferred stocks, and convertible bonds) of companies which develop, produce, or distribute products or services related to health care.

      The health sciences business sector consists of numerous industries. In deciding whether a company is principally engaged in that business sector, Fund Management must determine that the company derives more than 50% of its gross income or net sales from activities in that sector or that the company dedicates more than 50% of its assets to the production of revenues from that sector. If, based on available financial information, a question exists whether a company meets one of these standards, Fund Management determines whether the company's primary business is within the health sciences business sector.

      The remainder of the Health Sciences Fund's assets may be invested in any securities or other instruments deemed appropriate by Fund Management, consistent with the Fund's investment policies and restrictions. These investments include debt securities issued by companies principally engaged in the health sciences business sector, debt or equity securities issued by companies outside that business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's Investors Service, Inc., and repurchase agreements) and cash.

Technology Fund

      The Technology Fund seeks capital appreciation. The investment strategy used in attempting to attain this investment objective is aggressive. Holdings are focused on equity securities whose price appreciation is expected to outpace that of the overall technology business sector. These stocks may not pay regular dividends. The Fund normally invests at least 80% of its total assets in the equity securities (common and preferred stocks, and convertible bonds) of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

      The technology business sector consists of numerous industries. In deciding whether a company is principally engaged in the technology business sector, Fund Management must determine that the company derives more than 50% of its gross income or net sales from activities in that sector; or that the company dedicates more than 50% of its assets to the production of revenues from that sector. If, based on available financial information, a question exists whether a company meets one of these standards, Fund Management determines whether the company's primary business is within that sector.

      The remainder of the Technology Fund's assets may be invested in any securities or other instruments deemed appropriate by Fund Management, consistent with the Fund's investment policies and restrictions. These investments include debt securities issued by companies principally engaged in the technology business sector, debt or equity securities issued by companies outside that business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's Investors Service, Inc., and repurchase agreements), and cash.


Utilities Fund

      The investment objective of the Utilities Fund is to seek capital appreciation and income. The assets of the Utilities Fund are invested primarily in securities of companies principally engaged in business as public utilities, which may be either established, well-capitalized companies or newly-formed, small capitalization companies. The public utilities business includes the following industries: companies which manufacture, produce, generate, transmit, or sell gas or electric energy; and companies engaged in various aspects of communications, such as telephone, telegraph, satellite, microwave, and the provision of other communication facilities, excluding broadcasting, for public use and benefit. Uncertainties to which the gas and electric public utilities industries are subject include difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for electric generation, availability of natural gas, and risks associated with nuclear power facilities.

      Under normal conditions, the Utilities Fund will invest at least 80% of its total assets in the equity securities (common stocks and securities convertible into common stocks, including convertible debt obligations and convertible preferred stock) of companies that are principally engaged in business as public utilities, and that are traded on regional or national stock exchanges or on the over-the-counter market. A particular company is deemed to be principally engaged in the public utilities business if, in the determination of Fund Management, more than 50% of its gross income or net sales is derived from activities in that business or more than 50% of its assets are dedicated to the production of revenues from that business. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the Utilities Fund may invest in equity securities of the company only if Fund Management determines, after review of information describing the company and its business activities, that the company's primary business is within the public utilities business.


      The balance of the Utilities Fund's assets may be held as cash or invested in debt securities issued by companies principally engaged in the public utilities business, debt or equity securities issued by companies outside the public utilities sector, or in short-term debt obligations maturing no later than one year from the date of purchase, which are determined by Fund Management to be of high grade, including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated A-2 or higher by Standard & Poor's or P-2 or higher by Moody's, and repurchase agreements with banks and securities dealers. The equity securities purchased may be issued by either established, well-capitalized companies or newly-formed, small cap companies, and may be traded on national or regional stock exchanges or in the over-the-counter market.^


                                 RISK FACTORS

      Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to one or more of the Funds. See the Statement of Additional Information for a discussion of additional risk factors.

Potential Conflicts

      The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto.

Credit and Market Risks

      All securities, including those purchased by each Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.


      To limit exposure to credit risks, each Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of each Fund's total assets, no more than 5% of the purchasing Fund's total assets will be invested in the securities of any one issuer. In addition, with the exception of the Health Sciences, Technology and Utilities ^ Funds, no more than 25% of a Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from a Fund. The credit risk exposure of the Health Sciences, Technology and Utilities ^ Funds may be increased by ^ their policy of concentrating ^ investments in specific business sectors. See "Risk Factors --Concentration."


Portfolio Lending

      Each Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits a Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The lending Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). A lending Fund may pay finder's and other fees in connection with its securities loans.

      Lending securities involves certain risks, the most signifi cant of which is the risk that a borrower may fail to return a portfolio security. Fund Management monitors the creditworthiness of borrowers in order to minimize such risks. A Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 331/3% of the Fund's total assets (taken at market value).

Repurchase Agreements

      Each Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by that Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered govern ment securities dealers which are deemed creditworthy by Fund Management (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, a Fund could incur costs or delays in seeking to sell the security.

      To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. No Fund will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of that Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

Portfolio Turnover


      There are no fixed limitations regarding portfolio turnover for any of the Funds. Although the Funds do not trade for short-term profits, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of Fund Management, market considerations warrant such action. Therefore, the portfolio turnover rates of the Funds may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause a Fund to incur greater brokerage costs than would otherwise be the case. The ^ actual portfolio turnover rates for those Funds that have been in operation are set forth under ^"Financial Highlights." Each of the other Funds is actively traded and is expected to have a portfolio turnover rate that could exceed 200%. The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

Illiquid and Rule 144A Securities

      The Funds are authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, a Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with effecting registration.


      Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of a Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more ^ information concerning Rule 144A Securities, see the Statement of Additional Information.


Foreign Securities


      Each Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.


     Other risks of international investing to consider include:

     -less publicly available information than is generally available about U.S. issuers;

      -differences   in   accounting,   auditing   and   financial   reporting
standards;

      -generally    higher    commission    rates   on    foreign    portfolio
transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

      -less   government   regulation   of  stock   exchanges,   brokers   and
listed companies abroad than in the United States; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

      Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

Forward Foreign Currency Contracts


      Each of the Funds may enter into contracts to purchase or sell foreign currencies at a future date ^("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Funds hold foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by Fund Management. The Funds will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Funds' limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.


Zero Coupon and Pay-In-Kind Bonds (High Yield Fund Only)


      The High Yield Fund may invest in zero coupon bonds and pay- in-kind bonds, provided that Fund Management determines that the risk of a default on the security, which could result in adverse tax consequences is not significant. A zero coupon bond ^ ("zero") does not make cash interest payments during the life of the bond. Instead, it is sold at a discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zeros can be an attractive financing method for issuers with near-term cash flow problems. Pay-in-kind ^("PIK") bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Like zeros, they may help a corporation economize on cash. PIK prices reflect the market value of the underlying debt plus any accrued interest. Zeros and PIKs can be higher or lower quality debt, and may be more speculative and subject to greater fluctuation in value due to changes in interest rates than coupon bonds. To maintain the High Yield Fund's qualification as a regulated investment company, it may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of the bond, and such distribution could reduce the amount of cash available for investment by the Fund.

High-Risk,   High-Yield   Securities   (High   Yield  ^,   Industrial   Income
and Small Company Growth Funds Only)

      Although Fund Management limits the High Yield ^, Industrial Income and Small Company Growth Funds' debt security investments to securities it believes are not highly speculative, both credit and market risks are increased by those Funds' investments in debt securities rated below the top four grades by Standard & Poor's or Moody's (high-risk, high-yield securities commonly known as ^"junk bonds") and comparable unrated debt securities. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and may have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by Standard & Poor's (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


      Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the High Yield Fund's (and, to a lesser extent, the Industrial Income Fund's) investment objectives may be more dependent on Fund Management's credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the High Yield Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield corporate debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment by a Fund in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the High Yield ^, Industrial Income or Small Company Growth Funds to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.


      While Fund Management continuously monitors all of the debt securities held by the Funds for the issuers' ability to make required principal and interest payments and other quality factors, a Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. More information on debt securities is contained in the Statement of Additional Information.

      The following table shows the composition of the Industrial Income Fund's and the High Yield Fund's investments in corporate (and municipal) bonds by rating category for the fiscal year ended December 31, 1995. All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Funds' month-end portfolio holdings during the fiscal year. These figures do not represent actual holdings of the Funds as of December 31, 1995, nor do they imply that the overall quality of portfolio holdings is fixed.

                                        Percentage of Total Assets
Rating Category               Industrial Income Fund        High Yield Fund
---------------               ----------------------        ---------------
AAA                                    11.26%                    0.00%
AA                                      0.00%                    0.00%
A                                       2.00%                    0.68%
BBB                                     4.13%                    0.73%
BB                                      4.74%                   23.09%
B                                       2.34%                   54.54%
CCC                                     0.00%                    4.55%
Unrated                                 0.00%                    2.23%


Concentration    ^(Health    Sciences,    Technology   and   Utilities   Funds
Only)

      ^ While each of the Health Sciences, Technology and Utilities Funds, like the other Funds, diversifies its investments by investing, with respect to at least 75% of its total assets, not more than 5% of its total assets in the securities of any one issuer, its assets normally will be invested primarily in companies engaged in ^ a single business sector. As a result of this investment policy, an investment in ^ those Funds may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company which did not concentrate its investments in a similar manner. For example, certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. Additionally, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, the net asset value of the Health Sciences, Technology and Utilities ^ Funds may be more susceptible to change than those of investment companies which spread their investments over many different ^ business sectors.

      The Technology Fund may not invest more than 25% of its total assets in a single industry (e.g., computer software) within the technology business sector. The Health Sciences and Utilities Funds do not operate under this restriction.

Options and Futures Contracts


      ^ Each of the Funds other than the Dynamics, Health Sciences and Technology Funds may enter into futures contracts for hedging or other non-speculative purposes within the meaning and intent of applicable rules of the Commodity Futures Trading Commission ("CFTC"). For example, futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Fund's current or intended investments. If an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates or a change in exchange rates, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of futures contracts. Conversely, an increase in the cost of portfolio securities to be acquired caused by a general decline in interest rates or a change in exchange rates may be offset, in whole or part, by gains on futures contracts purchased by a Fund. A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits.

      ^ Each of the Funds other than the Dynamics, Health Sciences and Technology Funds also may use options to buy or sell futures contracts or debt securities. Such investment strategies will be used as a hedge and not for speculation.


      Put and call options on futures contracts or securities may be traded by a Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract changes sufficiently, the option may expire without value to the Fund. The writing of covered options, however, does not present less risk than the trading of futures contracts, and will constitute only a partial hedge, up to the amount of the premium received, and, if an option is exercised, the Fund may suffer a loss on the transaction.

      A Fund may purchase put or call options in anticipation of changes in interest rates or other factors which may adversely affect the value of its portfolio or the prices of securities which the Fund anticipates purchasing at a later date. The Fund may be able to offset such adverse effects on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

      A Fund may, from time to time, also sell ("write") covered call options or cash secured puts in order to attempt to increase the yield on its portfolio or to protect against declines in the value of its portfolio securities. By writing a covered call option, the Fund, in return for the premium income realized from the sale of the option, gives up the opportunity to profit from a price increase in the underlying security above the option exercise price, where the price increase occurs while the option is in effect. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect. By writing a cash secured put, the Fund, which receives the premium, has the obligation during the option period, upon assignment of an exercise notice, to buy the underlying security at a specified price. A put is secured by cash if the Fund maintains at all times cash, Treasury bills or other high grade short-term obligations with a value equal to the option exercise price in a segregated account with its custodian.


      Although ^ those Funds ^ that may enter into options and futures contracts will do so solely for hedging or other non-speculative purposes, within the meaning and intent of applicable rules of the CFTC, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well.


      The risks related to transactions in options and futures to be entered into by the Funds are set forth in greater detail in the Statement of Additional Information, which should be reviewed in conjunction with the foregoing discussion.

                            INVESTMENT RESTRICTIONS


      Each Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or, with the exception of the Health Sciences and Utilities Fund, in one industry. A list of each Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of each Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

                                  MANAGEMENT

      Pursuant to an agreement with the Company, INVESCO, 7800 E. Union Avenue, Denver, Colorado, serves as the Funds' investment adviser. INVESCO is primarily responsible for providing the Funds with various administrative services and supervising the Funds' daily business affairs. These services are subject to review by the Company's board of directors.


      INVESCO is an indirect wholly-owned subsidiary of INVESCO PLC, a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of ^ August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders.

      Pursuant to agreements with INVESCO, INVESCO Trust serves as the sub-adviser of the Industrial Income, High Yield ^, Utilities, Dynamics, Small Company Growth, Health Sciences and Technology Funds and ICM serves as the sub-adviser of the Total Return Fund. Although the Company is not a party to either sub-advisory agreement, each agreement has been approved for each Fund affected by that agreement by the Company's board of directors. In addition, each agreement has been approved as to each affected Fund by the initial shareholder of that Fund. The address of INVESCO Trust is 7800 E. Union Avenue, Denver, Colorado and the address of ICM is 1315 Peachtree Street, N.E., Atlanta, Georgia. Subject to the supervision of INVESCO and review by the Company's board of directors, INVESCO Trust is primarily responsible for selecting and managing the investments of the Industrial Income, ^ Dynamics, High Yield, Small Company Growth, Health Sciences, Technology and Utilities Funds and ICM is primarily responsible for selecting and managing the investments of the Total Return Fund.

      INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO that served as adviser or sub-adviser to ^ 46 investment portfolios as of ^ August 31, ^ 1996, including 27 portfolios in the INVESCO group. These ^ 46 portfolios had aggregate assets of approximately ^ $12.0 billion as of ^ August 31, ^ 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust.


      The following persons serve as portfolio managers of the respective Funds:

Industrial Income Fund

Charles P. Mayer                    Co-portfolio   manager   of  the   INVESCO
                                    VIF   -   Industrial    Income   Portfolio
                                    since   1993;   co-portfolio   manager  of
                                    INVESCO     Industrial     Income    Fund;
                                    portfolio     manager     (since    1993),
                                    senior   vice   president   (since   1994)
                                    and  vice  president  (1993  to  1994)  of
                                    INVESCO    Trust;    formerly   (1984   to
                                    1993),      portfolio     manager     with
                                    Westinghouse        Pension;         began
                                    investment   career  in  1969;  B.A.,  St.
                                    Peter's   College;   M.B.A.,   St.  John's
                                    University.


Donovan J. (Jerry) Paul^            Co-portfolio   manager   of  the   INVESCO
                                    VIF   -   Industrial    Income   Portfolio
                                    since   1994;   co-portfolio   manager  of
                                    INVESCO     Industrial     Income    Fund,
                                    INVESCO    Balanced   Fund   and   INVESCO
                                    Short-Term     Bond    Fund;     portfolio
                                    manager  of  INVESCO   VIF  -  High  Yield
                                    Portfolio,   INVESCO   High   Yield   Fund
                                    and   INVESCO    Select    Income    Fund;
                                    portfolio    manager   and   senior   vice
                                    president    of   INVESCO    Trust   since
                                    1994;      formerly,      senior      vice
                                    president    and    director    of   fixed
                                    income   research   (1989  to  1992)   and
                                    portfolio    manager    (1987   to   1992)
                                    with  Stein,   Roe  &  Farnham  Inc.;  and
                                    president   (1993  to  1994)  of   Quixote
                                    Investment    Management,    Inc.;   began
                                    investment    career   in   1976;   B.B.A.
                                    University      of      Iowa;       M.B.A.
                                    University      of     Northern      Iowa;
                                    Chartered        Financial        Analyst;
                                    Certified Public Accountant.

Dynamics Fund

Timothy J. Miller                   Portfolio   Manager  of  the  INVESCO  VIF
                                    -     Dynamics     Portfolio     199__;
                                    portfolio    manager   for   the   INVESCO
                                    Dynamics    Fund   since   1993;    senior
                                    vice    president    since   1995,    vice
                                    president     (1993    to    1995)     and
                                    portfolio   manager   (1992  to   present)
                                    of  INVESCO   Trust.   Formerly  (1979  to
                                    1992),   analyst  and  portfolio   manager
                                    with    Mississippi    Valley    Advisors.
                                    B.S.B.A.,     St.    Louis     University;
                                    M.B.A.,     University     of    Missouri;
                                    Chartered Financial Analyst.


High Yield Fund


Donovan J. (Jerry) Paul^ Portfolio manager of the INVESCO VIF - High Yield Portfolio since 1994; portfolio manager of INVESCO High Yield Fund and INVESCO Select Income

                                    Fund;      co-portfolio     manager     of
                                    INVESCO     Industrial     Income    Fund,
                                    INVESCO    VIF   -    Industrial    Income
                                    Portfolio,   INVESCO   Balanced  Fund  and
                                    INVESCO      Short-Term     Bond     Fund;
                                    portfolio    manager   and   senior   vice
                                    president    of   INVESCO    Trust   since
                                    1994;      formerly,      senior      vice
                                    president    and    director    of   fixed
                                    income   research   (1989  to  1992)   and
                                    portfolio    manager    (1987   to   1992)
                                    with  Stein,   Roe  &  Farnham  Inc.;  and
                                    president   (1993  to  1994)  of   Quixote
                                    Investment    Management,    Inc.;   began
                                    investment    career   in   1976;   B.B.A.
                                    University   of  Northern   Iowa;   M.B.A.
                                    University      of     Northern      Iowa;
                                    Chartered        Financial        Analyst;
                                    Certified Public Accountant.


Small Company Growth and Health Sciences Funds

John Schroer                        Portfolio   manager  of   INVESCO   VIF  -
                                    Small   Company   Growth   Portfolio   and
                                    INVESCO    VIF    -    Health     Sciences
                                    Portfolio     since    1996,     portfolio
                                    manager   of   INVESCO   Emerging   Growth
                                    Fund   since   1995;   portfolio   manager
                                    of  the  Health   Sciences   Portfolio  of
                                    INVESCO    Strategic    Portfolios   since
                                    1966   and    co-portfolio    manager   of
                                    that   Portfolio   from   1994  to   1996;
                                    vice   president  and  portfolio   manager
                                    of  The  Global   Health   Sciences   Fund
                                    since  1996;   assistant   vice  president
                                    with  Trust   Company  of  the  West  from
                                    1990  to  1992;   M.B.A.   and  B.S.  from
                                    the   University   of   Wisconsin-Madison;
                                    Chartered Financial Analyst.

Technology Fund

Daniel B. Leonard                   Co-portfolio   manager  of   INVESCO   VIF
                                    -   Technology   Portfolio   since  199  ;
                                                                           --
                                    co-portfolio    manager    (since    1996)
                                    and     formerly     portfolio     manager
                                    (1985-1996)      of     the     Technology
                                    Portfolio     of     INVESCO     Strategic
                                    Portfolios;     portfolio    manager    of
                                    Gold   Portfolio   of  INVESCO   Strategic
                                    Portfolios     since     1989;      joined
                                    INVESCO   in  1975,   and  was   appointed
                                    successively       portfolio       manager
                                    (1977-1983;    1985-1991)    and    senior
                                    vice  president  (1975-1983;  1985- 1991) of
                                    INVESCO  Funds Group,  Inc., as well as vice
                                    president   (1977-  1983)  and  senior  vice
                                    president (1991 to present) of INVESCO Trust
                                    Company;   B.A.   from   Washington   &  Lee
                                    University; began his investment career in 1960.

Gerard F. Hallaren, Jr.             Co-portfolio   manager  of   INVESCO   VIF
                                    -   Technology   Portfolio   since  199__;
                                    co-portfolio   manager   since   1996   of
                                    the   Technology   Portfolio   of  INVESCO
                                    Strategic   Portfolios;   joined   INVESCO
                                    Trust   Company  in  1994,   served  as  a
                                    research   analyst   from   1994  to  1995
                                    and  became  a  vice  president  in  1995;
                                    vice   president   and  research   analyst
                                    with   Hanifen   Imhoff  (1992  to  1994);
                                    retail    broker   with   Merrill    Lynch
                                    (1991);      director      of     business
                                    planning   for   MiniScribe    Corporation
                                    (1989  to  1990);   and  research  analyst
                                    with    various    firms    beginning   in
                                    1978;   B.A.   from  the   University   of
                                    Massachusetts,      Amherst;     Chartered
                                    Financial Analyst.


Utilities Fund


Jeffrey G. Morris^                  Portfolio   manager  of  the  INVESCO  VIF
                                    -   Utilities    Portfolio   since   1996;
                                    portfolio    manager   of   the    INVESCO
                                    Strategic    Utilities    Portfolio    and
                                    Environmental      Services     Portfolio;
                                    portfolio   manager   of   INVESCO   Trust
                                    Company   since   1995;   joined   INVESCO
                                    in  1991   and   served   as  a   research
                                    analyst  from  1994  to  1995;   formerly,
                                    loan   processor   for  Norwest   Mortgage
                                    (1991);      B.S.      Colorado      State
                                    University^;      Chartered      Financial
                                    Analyst.


      ICM is an indirect, wholly-owned subsidiary of INVESCO PLC that, as of December 31, 1995, managed approximately $32 billion of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments) and acted as investment adviser or sub-adviser to 17 investment portfolios of eight investment companies (including the Company) with combined assets of approximately $3.1 billion.

      The  following  persons  serve as  portfolio  managers of the Total Return
Fund:

Edward C. Mitchell, Jr.^            Portfolio   manager  of  the  INVESCO  VIF
                                    -  Total  Return   Portfolio  since  1993;
                                    portfolio   manager   of   INVESCO   Value
                                    Trust   Total   Return   Fund  since  1987
                                    and of  the  EBI  Flex  Fund  since  1988;
                                    president   (1992   to   present),    vice
                                    president     (1979    to    1991)     and
                                    director   (1979  to   present)   of  ICM;
                                    began    investment    career   in   1969;
                                    B.A.,      University     of     Virginia;
                                    M.B.A.,     University     of    Colorado;
                                    Chartered        Financial        Analyst;
                                    Chartered   Investment   Counselor;   past
                                    president,      Atlanta     Society     of
                                    Financial Analysts.

David S. Griffin^                   Co-portfolio   manager   of  the   INVESCO
                                    VIF  -  Total   Return   Portfolio   since
                                    1993;      co-portfolio     manager     of
                                    INVESCO    Value   Trust   Total    Return
                                    Fund  and  of  the  EBI  Flex  Fund  since
                                    1993;   portfolio  manager  of  ICM  since
                                    1991;        mutual       fund       sales
                                    representative         with        INVESCO
                                    Services,   Inc.  (1986  to  1991);  began
                                    investment    career   in   1982;    B.A.,
                                    Ohio    Wesleyan    University;    M.B.A.,
                                    William      and      Mary;      Chartered
                                    Financial Analyst.

      Each Fund pays INVESCO a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. For the Industrial Income and Total Return Funds, the advisory fees are each computed at the annual rate of 0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $1 billion. For the Small Company Growth, Health Sciences and Technology Funds, the advisory fees are each computed at the rate of 0.75% on the first $350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the High Yield and Utilities Funds, the advisory fees are each computed at the annual rate of 0.60% on the first $500 million of the Fund's average net assets; 0.55% on the next $500 million of the Fund's average net assets and 0.45% on the Fund's average net assets in excess of $1 billion. For the Dynamics Fund, the advisory fees are computed at the annual rate of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million; and 0.50% on the Fund's average net assets in excess of $700 million. While the portion of INVESCO's fees which is equal to 0.75% of average net assets is higher than those generally charged by investment advisers to mutual funds, it is not higher than those charged by many other investment advisers to funds with investment objectives and asset levels comparable to those of the Industrial Income and Total Return Funds. For the fiscal period ended December 31, 1995, the investment advisory fees paid by the Industrial Income Fund, Total Return Fund, High Yield Fund, and Utilities Fund were 0.75%, 0.75%, 0.60%, and 0.60%, respectively, of each Fund's average net assets.


      Out of the advisory fee received from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its sub-adviser. The sub-advisory fees for the Industrial Income and Total Return Funds are each computed at the annual rate of 0.375% on the first $500 million of the Fund's average net assets; 0.325% on the next $500 million of the Fund's average net assets; and 0.275% on the Fund's average net assets in excess of $1 billion. The sub-advisory fees for the Dynamics, Small Company Growth, Health Sciences and Technology Funds are each computed at the annual rate of 0.25% for the first $200 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $200 million. The sub-advisory fees for the High Yield and Utilities Funds are each computed at the annual rate of 0.30% on the first $500 million of the Fund's average net assets; 0.275% on the next $500 million of the Fund's average net assets; and 0.225% on the Fund's average net assets in excess of $1 billion.


      The Company also has entered into an Administrative Services Agreement with INVESCO dated October 20, 1993 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, INVESCO performs certain administrative, recordkeeping and internal accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing certain sub-accounting and recordkeeping services for shareholder accounts. For such services, the Company pays INVESCO a fee consisting of a base fee of $10,000 per year for each Fund, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of each Fund. INVESCO also is paid a fee by the Company for providing transfer agent services. See "Additional Information."

      Each Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Industrial Income Fund, Total Return Fund, High Yield Fund, and Utilities Fund (prior to expense offsets) for the fiscal year ended December 31, 1995, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.03%, 1.01%, 0.97% and 1.80%, respectively, of each Fund's average net assets. Certain Fund expenses are absorbed voluntarily by INVESCO pursuant to a commitment to the Company. This commitment may be changed following consultation with the Company's board of directors. If such voluntary expense limits were not in effect, the total operating expenses, as a percentage of each Fund's average net assets, of the

Industrial Income, Total Return, High Yield and Utilities Funds for the fiscal year ended December 31, 1995, would have been 2.31%, 2.51%, 2.71%, and 57.13%, respectively.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.


                           PURCHASES AND REDEMPTIONS

      Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, or change existing allocations among investment alternatives, including the Funds. Shares of the Funds are sold on a continuous basis to separate accounts of Participating Insurance Companies by INVESCO, as the Funds' Distributor. No sales charge is imposed upon the sale of shares of the Funds. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. INVESCO may from time to time make payments from its revenues to Participating Insurance Companies, broker dealers and other financial institutions that provide administrative services for the Funds.

      The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of each Fund based on, among other things, the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the relevant Fund by the Company's transfer agent (INVESCO) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

      Net asset value per share is computed for each Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for each Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

                    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Taxes

      The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series fund is to be treated as a separate taxpayer. Accordingly, each Fund of the Company intends to continue to qualify as a separate regulated investment company under Subchapter M of the Code.

      Each Fund intends to comply with the diversification require ments of Code
Section 817(h). By meeting this and other require ments, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

      As a regulated investment company, each Fund generally will not be subject to tax on its ordinary income and net realized capital gains to the extent such income and gains are distributed in conformity with applicable distribution requirements under the Code to the separate accounts of the Participating Insurance Companies which hold its shares. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income, and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distributions are subject to federal income tax if they are retained as part of contract reserves.

Dividends

      In addition to any increase in the value of a Fund's shares which may occur from increases in the value of the Fund's invest ments, the Fund may earn income in the form of dividends and interest on its investments. Dividends paid by each Fund will be based solely on the income earned by that Fund. The Company's policy with respect to each Fund is to distribute substantially all of this income, less expenses, to shareholders of that Fund. At the discretion of the board of directors, distributions are customarily made annually to shareholders of the Funds. Dividends are automatically reinvested in additional shares of the Fund making the dividend distribution at its net asset value on the ex- dividend date, unless an election is made on behalf of a separate account to receive distributions in cash.

Capital Gains

      Capital gains or losses are the result of a Fund selling its portfolio securities at prices that are higher or lower than the prices paid by it to purchase such securities. Total gains from such sales, less any losses from such sales (including losses carried forward from prior years) represent net realized capital gains. Each Fund distributes its net realized capital gains, if any, to its shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in additional shares of the Fund making the distribution at its net asset value per share on the ex-dividend date, unless an election is made on behalf of a separate account to receive distributions in cash.

                            PERFORMANCE INFORMATION

      From time to time, a Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. A Fund's total return and yield include the effect of deducting that Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Funds can be purchased only through a variable annuity or variable life insurance contract, the Funds' total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for a Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

      The "total return" of a Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

      The  total  return   performance   for  the   Industrial   Income  Fund,
Total   Return   Fund,   High   Yield   Fund  and   Utilities   Fund  for  the
fiscal period ended  December 31, 1995,  was 29.25%,  22.79%,  19.76% and 9.08%,
respectively.

      The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding.

      In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices and for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times- Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Funds' investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.


      In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Funds in performance reports, will be drawn from the "Equity Income Funds" variable insurance product grouping for the Industrial Income Fund, the "Flexible Portfolio Funds" grouping for the Total Return Fund, the "High Current Yield Funds" grouping for the High Yield Fund and the "Utility Funds" grouping for the Utility Fund, the Capital Appreciation Funds grouping for the Dynamics Fund, the Small Company Growth Funds grouping for the Small Company Growth Fund, the Health/Biotechnology Funds grouping for the Health Sciences Fund and the Science and Technology Funds grouping for the Technology Fund. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to any of the Funds. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

                            ADDITIONAL INFORMATION

Voting Rights

      The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the share holders of the Funds. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

      All shares of the Funds have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

Shareholder Inquiries

      Inquiries regarding the Funds may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

Transfer and Disbursing Agent

      INVESCO acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

Master/Feeder Option

      The Company may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Funds' shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the Company's board of directors determines it to be in the best interests of a Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                      APPENDIX
BOND RATINGS

      The following is a description of Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") bond rating categories:

Standard & Poor's Corporate Bond Ratings

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Investors Service, Inc. Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                    INVESCO VARIABLE INVESTMENT FUNDS, INC.


                  INVESCO VIF - Industrial Income Portfolio
                   INVESCO VIF - Health Sciences Portfolio
                 INVESCO VIF - Small Company Growth Portfolio
                     INVESCO VIF - Total Return Portfolio
                      INVESCO VIF - Technology Portfolio
                      INVESCO VIF - High Yield Portfolio
                      INVESCO VIF - Utilities Portfolio
                       INVESCO VIF - Dynamics Portfolio




                                  Prospectus
                              ^ December __, 1996






              To receive additional information about the Funds,

      call toll free:         1-800-525-8085

      or write to:      INVESCO Funds Group, Inc.
                        Post Office Box 173706
                        Denver, Colorado  80217-3706

STATEMENT OF ADDITIONAL INFORMATION
^ December __, 1996


                    INVESCO VARIABLE INVESTMENT FUNDS, INC.

Address:                                  Mailing Address:
7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                  Telephone:
                      In continental U.S., 1-800-525-8085
                              -------------------


      INVESCO Variable Investment Funds, Inc. (the "Company") was incorporated under the laws of Maryland on August 19, 1993. The Company is an open-end management investment company which offers shares of ^ eight diversified investment portfolios (the "Funds"): the INVESCO VIF - Industrial Income Portfolio (the ^ "Industrial Income ^ Fund"), the INVESCO VIF - Total Return Portfolio (the ^"Total Return Fund"), the INVESCO VIF - Dynamics Portfolio (the "Dynamics Fund"), the INVESCO VIF - High Yield Portfolio (the ^"High Yield Fund"), the INVESCO VIF - Small Company Growth Portfolio (the "Small Company Growth Fund"), the INVESCO VIF Health Sciences Portfolio (the "Health Sciences Fund"), the INVESCO VIF - Technology Portfolio (the "Technology Fund") and the INVESCO VIF -Utilities Portfolio (the ^"Utilities Fund"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies.
The Funds have the following investment objectives:


Industrial Income Fund:

      to seek the best possible current income while following sound investment practices. Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities. The ^ Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in other income-producing securities, such as corporate bonds. The Fund also has the flexibility to invest in other types of securities.


Total Return Fund:
      to seek a high total return on investment through capital appreciation and current income. The Total Return Fund seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Dynamics Fund:
      to seek appreciation of capital through aggressive investment policies. The Dynamics Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.


High Yield Fund:
      to seek a high a level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective.


Small Company Growth Fund:
      to  seek   long-term   capital   growth.   The  Small   Company   Growth
      Fund  invests   primarily   in   small-capitalization   equity   securi-
      ties of U.S. companies traded "over-the-counter."

Health Sciences Fund:
      to seek capital appreciation. The Health Sciences Fund normally invests at least 80% of its total assets in equity securities of companies which develop, produce, or distribute products or services related to health-care.

Technology Fund:
      to seek capital appreciation. The Technology Fund normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.


Utilities Fund:
      to seek capital appreciation and income through investments primarily in equity securities of companies principally engaged in the public utilities business.


      A prospectus for the Company dated ^ December __, 1996 (the "Prospectus"), which provides the basic information a variable annuity or variable life insurance contract owner should know about the Company and the Funds before allocating variable annuity or variable life insurance contract values to one or more of the Funds, may be obtained without charge from INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706 or by contacting a Participating Insurance Company. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus and with the prospectus and statement of additional information for the applicable variable annuity or variable life insurance contract.

Investment    Adviser   and   Distributor:    INVESCO   Funds   Group,    Inc.
("INVESCO")

                               TABLE OF CONTENTS


      Page


INVESTMENT POLICIES...................................................... ^ 49

INVESTMENT RESTRICTIONS.................................................. ^ 55

MANAGEMENT............................................................... ^ 59
      Investment Adviser................................................. ^ 59
      Investment Sub-Advisers............................................ ^ 60
      Advisory Agreement................................................. ^ 61
      Sub-Advisory Agreements............................................ ^ 63
      Administrative Services Agreement.................................. ^ 65
      Transfer Agency Agreement.......................................... ^ 66
      Officers and Directors of the Company.............................. ^ 67

HOW SHARES ARE VALUED.................................................... ^ 74

PERFORMANCE.............................................................. ^ 75
      Total Return Calculations.......................................... ^ 75
      Yield Calculations................................................. ^ 76
      Comparison of Fund Performance..................................... ^ 76

PORTFOLIO TURNOVER....................................................... ^ 78

PORTFOLIO BROKERAGE...................................................... ^ 78

REDEMPTIONS.............................................................. ^ 80

ADDITIONAL INFORMATION................................................... ^ 81
      Common Stock....................................................... ^ 82
      Principal Shareholders............................................. ^ 83
      Independent Accountants............................................ ^ 84

Custodian................................................................ ^ 84
      Transfer Agent..................................................... ^ 84
      Reports to Shareholders............................................ ^ 84
      Legal Counsel...................................................... ^ 85
      Prospectus......................................................... ^ 85
      Registration Statement............................................. ^ 85

APPENDIX A............................................................... ^ 86

                              INVESTMENT POLICIES


      Reference is made to the section entitled ^"Investment Objectives and Policies^" in the Prospectus for a discussion of the investment objectives and policies of the Funds. In addition, set forth below is further information relating to the Funds. Portfolio management is provided to each Fund by its sub-adviser (referred to collectively with INVESCO as ^"Fund Management").


Loans of Portfolio Securities


      As described in the section entitled ^"Risk Factors^" in the Prospectus, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided that such loans are callable at any time by the Funds and are at all times secured by collateral consisting of cash, cash equivalents, high-quality short-term government securities or irrevocable letters of credit, or any combination thereof, equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to earn income on the loaned securities, while at the same time receiving interest from the borrower of the securities. Loans will be made only to firms deemed by INVESCO or the applicable Fund's ^ Sub-Adviser
(under procedures established by the Company's board of directors) to be creditworthy, and when the amount of interest to be received justifies the inherent risks. A loan may be terminated by the borrower on one business day's notice, or by the Fund at any time. If at any time the borrower fails to maintain the required amount of collateral, the Fund will require the deposit of additional collateral not later than the business day following the day on which a collateral deficiency occurs or the collateral appears inadequate. If the deficiency is not remedied by the end of that period, the Fund will use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss during the loan period would inure to the Fund.

      While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets, or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange and the requirements of the Investment Company Act of 1940, as amended (the ^"1940 Act"), and rules thereunder.


Futures, Options on Futures and Options on Securities


      As discussed in the section entitled ^"Risk Factors^" in the Prospectus, the Funds may enter into futures contracts, and purchase and sell ^("write") options to buy or sell futures contracts and other securities. These instruments are sometimes referred to as ^"derivatives." The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the ^"CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. Under those restrictions, a Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is ^ "in-the-money^" (as defined in the Commodities Exchange Act (the ^"CEA")), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is ^"in-the-money ^" if the value of the future exceeds the exercise ^("strike") price of the call; a put option on a future is ^"in-the-money^" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA. As to long positions which are used as part of the Funds' portfolio strategies and are incidental to their activities in the underlying cash market, the ^"underlying commodity value^" of the Funds' futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The ^"underlying commodity value^" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

      Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account with the broker an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called ^ "initial margin.^" Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Funds' custodian to collateralize the position.
At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in interest rate futures and options on interest rate futures and other debt securities, refer to Appendix A ^("Description of Futures and Options ^ Contracts").


      Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in interest rates or exchange rates due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between interest rates or exchange rates and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in interest rates or exchange rates and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

      In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

Options on Futures Contracts

      The Funds may buy and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

      The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Foreign Currency Contracts


      The Funds may enter into forward currency contacts to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. These instruments are sometimes referred to as ^"derivatives." A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward currency contracts. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Fund Management. The Funds will not enter into forward contracts for a term of more than one year. Forward contracts may from time to time be considered illiquid, in which case they would be subject to the Funds' limitation on investing in illiquid securities, discussed in the Prospectus.

Restricted/144A Securities


      In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the ^"1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a ^"safe harbor^" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.


When-Issued and Delayed Delivery Securities

      The Funds may purchase and sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities (normally, debt obligations of issuers eligible for investment by the Funds) are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

      To the extent that a Fund remains substantially fully invested at the same time that it has purchased when-issued securities, as it would normally expect to do, there may be greater fluctuations in its net assets than if the Fund set aside cash to satisfy its purchase commitments.

      When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account cash, U.S. government securities or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

U.S. Government Obligations

      Each Fund may, from time to time, purchase U.S. government obligations. These securities consist of treasury bills, treasury notes, and treasury bonds, which differ only in their interest rates, maturities, and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes generally have a maturity of one to ten years, and treasury bonds generally have maturities of more than ten years. U.S. government obligations also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

      Some  obligations  of  United  States  government   agencies,   which  are
established under the authority of an act of Congress, such as Government National Mortgage Association (GNMA) participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States government.
The market value of GNMA certificates is not guaranteed. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called ^"pass-through^" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate. Upon receipt, principal payments will be used by each Fund to purchase additional securities under its investment objective and investment policies.


      Other United States government obligations, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury to repay its obligations. Still others, such as bonds issued by the Federal National Mortgage Association, a federally chartered private corporation, are supported only by the credit of the instrumentality.

                            INVESTMENT RESTRICTIONS


      As described in the section of the Prospectus entitled ^ "Investment Restrictions,^" the Funds operate under certain investment restrictions that are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.


      Each Fund may not:


      1. With respect to seventy-five percent (75%) of its total assets, purchase the securities of any one issuer (except cash items and ^"government securities^" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;


      2. Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.


      3. Invest more than 25% of the value of its total assets in any particular industry (other than government securities), except that:
            (i) the Utilities Fund may invest more than 25% of the value of its total assets in public utilities industries; and (ii) the Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care.


      4. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

      5. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

      6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

      7. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

      Each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      Furthermore, the board of directors has adopted additional investment restrictions for each Fund. These restrictions are operating policies of each Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date include the following:

      (a)   The  Fund's   investments   in  warrants,   valued  at  the  lower
            of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed  2%  of  the  value  of  the  Fund's  net  assets,  may  be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units
            or  attached  to   securities   shall  be  deemed  to  be  without
            value.

      (b) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contracts if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

      (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securi ties equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

      (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

      (e) The Fund does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

      (f)   The  Fund  may  not  mortgage  or  pledge  any  securities   owned
            or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin
            or   guarantee   positions   in   futures,   options,   swaps   or
            forward contracts or placed in a segregated account in connection with such contracts.

      (g)   The  Fund  does  not  currently  intend  to  purchase   securities
            of  any  issuer   (other  than  U.S.   government   agencies   and
            instrumentalities   or   instruments   guaranteed   by  an  entity
            with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

      (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

      (i) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act
            of  1933,   or  any   successor  to  such  rule,   and   therefore
            that  such   securities   are  not   subject   to  the   foregoing
            limitation.

      (j) The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

      (k) The Fund may not invest more than 25% of the value of its total assets directly in foreign securities. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation.

      In applying the industry concentration investment restriction (no. 3, above) the Funds use an industry classification system based on the O'Neil Database published by William O'Neil & Co., Inc.

      With respect to investment restriction (i) above, the board of directors has delegated to Fund Management the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule and that such securities are not subject to this restriction. Under guidelines established by the board of directors, Fund Management will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security,
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

      (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

      (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

      (c)   The   Fund  may  have  an   additional   15%  of  its  net   asset
            value   invested  in   securities   of  issuers   located  in  any
            one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

      (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

      State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

                                  MANAGEMENT

Investment Adviser

     INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Company's investment adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Value Trust.

Investment Sub-Advisers


      Pursuant to agreements with INVESCO, INVESCO ^ Capital Management, Inc. ("ICM") serves as sub-adviser to the Total Return Fund and INVESCO Trust Company ("INVESCO Trust") serves as the sub- adviser to the others Funds. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO that, as of ^ August 31, ^ 1996, managed ^ 46 other investment portfolios, including 27 portfolios in the INVESCO group.

      ICM is an indirect wholly-owned subsidiary of INVESCO PLC whose business is the management of institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. In addition, ICM serves as investment adviser or sub-adviser to ^ 19 investment portfolios of ^ 4 investment companies (including the Company). ICM is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC, a publicly-traded holding company organized in 1935. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong, and the Channel Islands, INVESCO PLC provides investment services around the world. INVESCO was acquired by INVESCO PLC in 1982 and as of ^ August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, on behalf of over ^ 827,000 shareholders. INVESCO PLC's other North American subsidiaries include the following:


     --INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribu- tion of shares of two registered investment companies.

     --INVESCO Management & Research, Inc. of Boston, Massachusetts, primarily manages pension and endowment accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Clients include corporate plans, public pension funds as well as endowment and foundation accounts.

      The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.


      As indicated in the Prospectus, INVESCO permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO^ and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.


      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by INVESCO, INVESCO Trust and ICM.

Advisory Agreement


      INVESCO serves as investment adviser pursuant to an investment advisory agreement (the "Agreement") with the Company which was approved on October 20, 1993, and amended on ________, 1996, in each case by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, INVESCO Trust or ICM (the "Independent Directors") at a meeting called for such purpose. The initial shareholder of the Company approved the Agreement, on December 17, 1993 for an initial term expiring April 30, 1995. The Agreement has been continued by action of the board of directors through April 30, 1997. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder. Shareholder approval of any continuance of the Agreement, or of the sub-advisory agreements discussed below, shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the continuance, notwithstanding that the continuance may not have been approved by a majority of the outstanding voting securities of (i) any other Fund affected by the Agreement or (ii) all of the Funds.

      The Agreement provides that INVESCO shall manage the invest ment portfolios of the Funds in conformity with the Funds' investment objectives and policies (either directly or by delega tion to a sub-adviser, which may be a party affiliated with INVESCO). Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff (including the Prospectus, Statement of Additional Information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by INVESCO are borne by the Funds.


      As full compensation for its advisory services to the Company, INVESCO receives a monthly fee. The fee is based upon a percentage of each Fund's average net assets determined daily. For the Industrial Income and Total Return Funds, the advisory fees are each computed at the annual rate of 0.75% of the first $500 million of the Fund's average net assets; 0.65% of the next $500 million of the Fund's average net assets; and 0.55% of the Fund's average net assets in excess of $1 billion. For the High Yield and Utilities Funds, the advisory fees are each computed at the annual rate of 0.60% of the first $500 million of the Fund's average net assets, 0.55% of the next $500 million of the Fund's average net assets and 0.45% of the Fund's average net assets in excess of $1 billion. For the Small Company Growth, Health Sciences and Technology Funds, the advisory fees are each computed at the rate of 0.75% on the first

$350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the Dynamics Fund, the advisory fees are computed at the annual rate of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million; and 0.50% on the Fund's average net assets in excess of $700 million.


      Any amendment of the Agreement requires approval of a majority of the Company's board of directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose and (other than amendments that can become effective without shareholder approval under applicable law) also requires approval of a majority of the outstanding voting securities of any Fund affected by such amendment.

Sub-Advisory Agreements


      ^ ICM serves as sub^-adviser to the ^ Total Return Fund pursuant to a sub^-advisory agreement with INVESCO (the ^"ICM Sub- Agreement," and INVESCO Trust serves as sub^-adviser to the ^ other Funds pursuant to a sub^-advisory agreement with INVESCO (the ^"INVESCO Trust Sub^-Agreement,") collectively with the ^ ICM Sub-Agreement, the "Sub-Agreements"). Each Sub-Agreement initially was approved on October 20, 1993, and the INVESCO Trust Sub-Agreement was amended on _______, 1996, by a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The initial shareholder of ^ the Industrial Income, Total Return, High Yield and Utilities Funds approved the applicable Sub-Agreement on December 17, 1993, for an initial term expiring April 30, 1995^ and the initial shareholder of each of the other Funds approved the amended INVESCO Sub-Agreement on ______, 1996. Each Sub-Agreement has been continued by action of the board of directors until April 30, 1997. Thereafter, each Sub- Agreement may be continued from year to year as to a particular Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of that Fund.
Each such continuance also must be approved by a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. Each Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

     The Sub-Agreements provide that, subject to the supervision of INVESCO, ICM shall manage the investment portfolio of the Total Return Fund and INVESCO Trust shall manage the investment ^ portfolio of the other Funds, in conformity with the respective Funds' investment objectives and policies. In each case, these management services would include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment objective and policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Fund's sub-adviser; (e) determining what portion of the Fund should be invested in the various types of securities authorized for purchase by that Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

      Any amendment of a Sub-Agreement, in order to be applicable to a Fund, requires approval of a majority of the Company's board of directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose and (other than amendments that can become effective without shareholder approval under applicable law) also requires approval of a majority of the outstanding voting securities of that Fund.


      The INVESCO Trust Sub-Agreement provides that as compensation for its services, INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the net assets of each Fund managed. The ^ sub-advisory fee for the Industrial Income Fund is computed at the annual rate of 0.375% on the first $500 million of the Fund's average net assets; 0.325% on the next $500 million of the Fund's average net assets; and 0.275% on the Fund's average net assets in excess of $1 billion. The ^ sub-advisory fees for the High Yield and Utilities Funds are each computed at the annual rate of 0.30% on the first $500 million of the Fund's average net assets; 0.275% on the next $500 million of the Fund's average net assets and 0.225% on the Fund's average net assets in excess of $1 billion. The sub-advisory fees for the Dynamics, Small Company Growth, Health Sciences and Technology Funds are each computed at the annual rate of 0.25% for the first $200 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $200 million.

      The ICM Sub-Agreement provides that as compensation for its services, ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Total Return Fund's net assets at the following annual rates: 0.375% on the Fund's average net assets up to $500 million; 0.325% on the Fund's average net assets in excess of $500 million but not more than $1 billion; and 0.275% on the Fund's average net assets in excess of $1 billion.

      Each sub-advisory fee is paid by INVESCO, NOT the Funds.

Administrative Services Agreement


     INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and ^ record keeping services to the Company pursuant to an Administrative Services Agreement dated October 20, 1993 (the "Administrative Agreement"). The Administrative Agreement was approved on October 20, 1993, by all of the directors of the Company, including all of the Independent Directors, by votes cast at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring April 30, 1994 and has been continued by action of the board of directors until April 30, 1997. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

      The Administrative Agreement provides that INVESCO shall provide the following services to the Funds: (a) such accounting and ^ record keeping services and functions as are reasonably necessary for the operation of the Funds; and (b) such accounting, ^ record keeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts. As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund.


      For the fiscal year ended December 31, 1995 and the fiscal period ended December 31, 1994, prior to the voluntary absorption of certain Fund expenses by INVESCO, the Funds paid INVESCO advisory fees and administrative services fees in the following amounts:

Fiscal Year Ended                          Advisory           Administrative
December 31                                  Fee               Services Fee
-----------------                          --------           --------------

Industrial Income Fund

1995                                        $27,073              $10,541
1994                                            848               10,017

Total Return Fund

1995                                        $24,649              $10,493
1994                                          1,753               10,035

High Yield Fund

1995                                        $16,298              $10,407
1994                                            735               10,018

Utilities Fund

1995                                           $467              $10,011
1994(1)                                           0                    0


(1) The Utilities Fund did not commence operations until January 1, 1995. The Dynamics, Small Company Growth, Health Sciences and Technology Funds had not commenced operations as of the date of this Statement of Additional Information.


Transfer Agency Agreement

      INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Company pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Company, including a majority of the Independent Directors, on October 20, 1993, for an initial term expiring April 30, 1994 and has been continued by action of the board of directors until April 30, 1997. The Transfer Agency Agreement may be continued thereafter from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Independent Directors by votes cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that the Company shall pay to INVESCO an annual fee of $5,000 per Fund. This fee is paid monthly at 1/12 of the annual fee.

Officers and Directors of the Company


      The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the Company's general investment policies and programs are carried out and that the Funds are properly adminis tered. The officers of the Company, all of whom are officers and employees of, and are paid by, INVESCO, are responsible for the day-to-day administration of the Company and each of the Funds. INVESCO (along with ^ ICM in the case of the ^ Total Return Fund and INVESCO Trust in the case of the ^ other Funds) has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

      All of the officers and directors of the Company hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., and INVESCO Tax-Free Income Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Company^ also are directors of INVESCO Advisor Funds, Inc. (formerly known as The EBI Funds, Inc.); and, with the exception of Mr. Hesser, trustees of INVESCO Treasurer's Series Trust. All of the officers of the Fund also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.


     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of INVESCO PLC, London, England, and of various subsidiaries thereof. Chairman of the Board of INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

     FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of INVESCO Advisor Funds, Inc., and INVESCO Treasurer's Series Trust. Trustee of The Global Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado;

Director of ING America Life Insurance Company, Urbaine Life Insurance Company and Midwestern United Life Insurance Company. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

     DAN J. HESSER,+* President and Director. Chairman of the Board, President, and Chief Executive Officer of INVESCO Funds Group, Inc.; Director of INVESCO Trust Company. Trustee of The Global Health Sciences Fund. Born: December 27, 1939.


     VICTOR L. ANDREWS,** Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance of Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry at Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a Director of The Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: 4625 Jettridge Drive, Atlanta, Georgia. Born: June 23, 1930.


     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


^


     LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Director. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Address: 15 Sterling Road, Armonk, New York. Born: August 1, 1923.


     A. D. FRAZIER, JR.^*,** Director. Chief Operating Officer of the Atlanta Committee for the Olympic Games. From 1982 to 1991, Mr. Frazier was employed in various capacities by First Chicago Bank, most recently as Executive Vice President of the North American Banking Group. Trustee of The Global Health Sciences Fund. Director of Magellan Health Services, Inc. and of Charter Medical Corp. Address: 250 Williams Street, Suite 6000, Atlanta, Georgia. Born: June 23, 1944.

     HUBERT L. HARRIS, JR.*, Director. Chairman (since May 1996), President (January 1990 to April 1996) of INVESCO Services, Inc. Director of INVESCO PLC and Chief Financial officer of INVESCO Individual Services Group. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree St., NE, Atlanta, Georgia. Born: July 15, 1943.


     KENNETH T. KING,** Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987.
Address:  4080 North Circulo  Manzanillo,  Tucson,  Arizona.  Born: November 16,
1925.

     JOHN W. McINTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and
Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of The Global Health Sciences Fund and Gables Residential Trust.
Address: 7 Piedmont Center,  Suite 100, Atlanta,  Georgia.  Born:  September 14,
1930.


^

     GLEN A. PAYNE, Secretary. Senior Vice President, General Counsel and Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company since April 1995 and formerly (May 1989 to April 1995) Vice President, Secretary and General Counsel of INVESCO Funds Group, Inc. and INVESCO Trust Company. Formerly, employee of a U.S. regulatory agency, Washington, D.C., (June 1973 through May ^
1989). Born: September 25, 1947.


     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO Funds Group, Inc. and INVESCO Trust Company since January 1988. Born: October 1, 1946.


     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company^ since July 1995 and formerly (August 1992 to July 1995) Vice President of INVESCO Funds Group, Inc. and trust officer of INVESCO Trust Company; Vice President of 440 Financial Group from June 1990 to August 1992; Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.

     JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: February 3, 1948.

     #Member of the audit committee of the Company's board of directors.

     +Member of the executive committee of the Company's board of directors. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of Directors.

      *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.

      **Member  of  the   management   liaison   committee  of  the  Company's
board of directors.


      As of ^ October 4, 1996, officers and directors of the Company, as a group, beneficially owned 0% of each Fund's outstanding shares.


Director Compensation


      The following table sets forth, for the fiscal period ended December 31, 1995: the compensation paid by the Company to its eight independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Company), INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1995. As of December 31, 1995, there were ^ 49 funds in the INVESCO Complex.

                                                                         Total
                                                                     Compensa-
                                        Benefits      Estimated      tion From
                        Aggregate     Accrued As         Annual        INVESCO
                        Compensa-        Part of       Benefits        Complex
Name of Person,         tion From        Company           Upon        Paid To
Position               Company(1)    Expenses(2)  Retirement(3)   Directors(1)
---------------        ----------    -----------  -------------   ------------

Fred A.Deering,           $ 4,023           $ 25           $ 21       $ 87,350
Vice Chairman of
  the Board

Victor L. Andrews           4,017             22             23         68,000

Bob R. Baker                4,021             23             31         73,000

Lawrence H. Budner          4,018             24             23         68,350

Daniel D. Chabris           4,021             27             17         73,350

A. D. Frazier, Jr.4         3,013              0              0         63,500

Kenneth T. King             4,018             26             19         70,000

John W. McIntyre4           3,016              0              0         67,850
                           ------            ---            ---        -------

Total                     $30,147           $147           $134       $571,400


% of Net Assets        ^ 0.1475%(6)      0.0007%(6)                   0.0043%(7)


     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding the Global Health Sciences Fund which does not participate in any retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Messrs. Frazier and McIntyre began serving as directors of the Company on April 19, 1995.


     (5)Because of the possibility that A. D. Frazier may become employed by a company affiliated with INVESCO at some point in the future, he was deemed to be an "interested person" of the Company and of the other funds in the INVESCO Complex effective May 1, 1996. Until such time as Mr. Frazier actually becomes employed by an INVESCO-affiliated Company, however, he will continue to receive the same director's fees and other compensation as the Company's independent directors.

     (6)Totals ^ as a percentage of the Company's net assets as of December 31, 1995.

     ^(7)Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1995.

      Messrs. ^ Brady, Harris and Hesser, ^ as "interested persons" of the Company and the other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Complex for their service as directors.

      The boards of directors/trustees of the mutual funds managed by INVESCO, INVESCO Advisor Funds, Inc. and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the mandatory retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years but less than three years), continuation of payments for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, INVESCO Advisor Funds, Inc. and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Company is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Company has an audit committee which is comprised of four of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Company also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

                             HOW SHARES ARE VALUED

      As described in the section of the Prospectus entitled "Purchases and Redemptions," the net asset value of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share might be materially affected by changes in the value of the securities held, but only if on that day the Company receives a request to purchase or redeem shares of that Fund. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays including New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

      The net asset value per share of each Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of that Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap Market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales are reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities will be valued at fair values as determined in good faith by the Company's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the board of directors of the Company reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

      The values of securities held by the Funds, and other assets used in computing net asset value, generally are determined as of the time regular trading in such securities or assets is completed each day. Since regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset values. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

                                  PERFORMANCE

      As discussed in the section of the Prospectus entitled "Performance Information," average annual total return and/or yield data for each of the Funds may from time to time be included in advertisements, sales literature or shareholder reports. All presentations of Fund total return and yield data will conform to applicable requirements of the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.

Total Return Calculations


      Average annual total return performance for ^ the indicated periods ended December 31, 1995, for each Fund that had commenced operations by that date were as follows:




      Fund                                1 Year         Life of Fund(1)
      ----                                ------         ---------------
      Industrial Income Fund              29.25%                  20.89%
      Total Return Fund                   22.79%                  15.10%
      High Yield Fund                     19.76%                  11.83%
      Utilities Fund                       9.08%                   9.08%

(1) The dates on which the Industrial Income Fund, Total Return Fund, High Yield Fund and Utilities Fund commenced operations were August 10, 1994, June 2, 1994, May 27, 1994 and January 1, 1995, respectively.

      Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            P(1 + T)n = ERV
where:
            P = initial  payment of $1000
            T = average  annual  total  return
            n = number of years
            ERV = ending redeemable value of initial payment

      The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period and Fund indicated.

Yield Calculations

      The yields of the Industrial Income Fund, Total Return Fund, High Yield Fund and Utilities Fund for the month ended December 31, 1995 were 3.00%, 3.15%, 9.83% and 2.86%, respectively. In calculating yield quotations for a Fund, interest earned is deter mined by computing the yield to maturity (or yield to call, if applicable) of each obligation held by the Fund, based upon the market value of each obligation (including actual accrued interest) at the close of business on the last business day of the month or, with respect to an obligation purchased during the month, the purchase price plus accrued interest. The resultant yield to maturity is divided by 360 and multiplied by the market value of the obligation (including actual accrued interest), and the result is multiplied by the number of days in the subsequent month that the obligation is in the Fund (assuming that each month has 30 days). Dividends received on the stocks held by the Funds are recognized, for purposes of yield calculations, on a daily accrual basis.

Comparison of Fund Performance

      In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided to prospective investors and shareholders. A Fund's performance is based upon amounts available for investment under variable annuity or variable life insurance contracts of Participating Insurance Companies rather than upon premiums paid for variable annuity or variable life insurance contracts. Thus, the Fund's total return data does not reflect the impact of sales loads (whether front-end or deferred) or contract charges deducted from premiums or from the assets of the Participating Insurance Companies' separate accounts that invest in the Fund. Such sales loads and contract charges may be substantial and may vary widely among Participating Insurance Companies. Accordingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable annuity or variable life insurance contract.

      Comparisons  of the  Funds'  total  returns  to those of other  investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment adviser and sub-advisers. However, such comparisons should not be mistaken for comparisons of the returns on a purchase of a variable annuity or variable life insurance contract of a Participating Insurance Company and a purchase of another investment vehicle. Owners or prospective owners of variable annuity contracts of Participating Insurance Companies should review performance data for the Funds in conjunction with comparable total return data for the associated variable annuity separate account to be provided with the Fund data. Owners or prospective owners of variable life insurance contracts of Participating Insurance Companies should review the performance data for the Funds in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that permits an evaluation of the magnitude of variable life insurance charges and expenses and the life insurance benefits not reflected in the Funds' total return data.

      From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      The New York Times
      No-Load Analyst
      The No-Load Fund Investor
      No-Load Fund*X
      Personal Investor
      Smart Money
      United Mutual Fund Selector
      USA Today
      U.S. News and World Report
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

                              PORTFOLIO TURNOVER

      There are no fixed limitations regarding portfolio turnover for any of the Funds. Brokerage costs to the Funds are commensu rate with the rate of portfolio activity. Portfolio turnover rates for the fiscal year ended December 31, 1995 and the fiscal period ended December 31, 1994 were as follows:

      Fund                                  1995        1994
      ----                                  ----        ----


      Industrial Income Fund                 97%          0%
      Total Return Fund                       5%          0%
      High Yield Fund                       310%         23%
      Utilities Fund                         24%          0%
      Dynamics Fund                          NA          NA
      Small Company Growth Fund              NA          NA
      Health Science Fund                    NA          NA
      Technology Fund                        NA          NA


      In computing these portfolio turnover rates, all investment with maturities or expiration dates at the time of acquisition of one year or less were excluded. Subject to this exclusion, the turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. The primary reason for the increases in the Funds' portfolio turnover rates in 1995 was the fact that 1995 was the Funds' first full year of operations.

                              PORTFOLIO BROKERAGE

      Fund Management places orders for the purchase and sale of securities with brokers and dealers based upon its evaluation of the broker-dealers' financial responsibility subject to the broker-dealers' ability to effect transactions at the best available prices. Fund Management evaluates the overall reason ableness of brokerage commissions paid by reviewing the quality of executions obtained on each Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Funds are consistent with prevailing and reasonable commissions, Fund Management also endeavors to monitor brokerage industry practices with regard to the commissions charged by brokers and dealers on transactions effected for other comparable institutional investors. While Fund Management seeks reasonably competitive rates, the Funds do not necessarily pay the lowest commissions or spread available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, Fund Management may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to Fund Management in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by Fund Management in servicing all of their respective accounts and not all such services may be used by Fund Management in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, Fund Management, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of Fund transactions on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

      Fund transactions may be effected through qualified broker/dealers who recommend the variable annuity or variable life insurance contracts of Participating Insurance Companies to their clients, or who act as agent in the purchase of such contracts for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, Fund Management may consider the sale of such contracts by a broker or dealer in selecting among qualified broker/dealers.

      The aggregate dollar amounts of brokerage commissions paid by the Company for the fiscal year ended December 31, 1995 and the fiscal period ended December 31, 1994, were $94,602 and $2,388, respectively. This increase was primarily due to the increased size of the Funds. On a Fund basis, the aggregate amount of brokerage commissions paid in 1995 breaks down as follows: Industrial Income Fund, $55,370; Total Return Fund, $7,661; High Yield Fund, $30,966; and Utilities Fund, $605. For the year ended December 31, 1995, brokers providing research services received $6,257, $1,321, $98 and $350 in commissions on portfolio transactions effected for the Industrial Income Fund, Total Return Fund, High Yield Fund and Utilities Fund, respectively, on aggregate portfolio transactions of $37,401, $3,140,502, $550,389 and $124,542, respectively. The
Company paid $107 in compensation to brokers for the sale of Participating Life Insurance Company's variable annuity and variable life insurance contracts utilizing the Funds during the fiscal year ended December 31, 1995.


      At December 31, 1995, the Funds then in operation held securities of their regular brokers or dealers, or their parents, as follows:


                                                           Value of Securities
Fund                         Broker or Dealer                  at 12/31/95
----                         ----------------              -------------------

Industrial Income Fund       State Street Bank and
                               Trust                               $150,000.00
                             Ford Motor                              66,700.00
                             Morgan Stanley Group                    56,437.50

Total Return Fund            None

High Yield Fund              None

Utilities Fund               None

      Neither INVESCO, INVESCO Trust nor ICM receives any brokerage commissions on portfolio transactions effected on behalf of any of the Funds, and there is no affiliation between INVESCO, INVESCO Trust, ICM, or any person affiliated with INVESCO, INVESCO Trust, ICM, or the Company and any broker or dealer that executes transactions for the Funds.

                                  REDEMPTIONS

      It is possible that in the future conditions may exist which would, in the opinion of INVESCO, make it undesirable for one or more of the Funds to pay for redeemed shares in cash. In such cases, INVESCO may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the Investment Company Act of 1940 to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by Fund Management based on what is in the best interests of the Company and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

                            ADDITIONAL INFORMATION

Common Stock


      The Company was incorporated under the laws of the state of Maryland on August 19, 1993. The authorized capital stock of the Company consists of ^[900] million shares of common stock, par value of $0.01 per share. The shares of common stock are currently divided into ^ eight classes (or series), INVESCO VIF
- Total Return Portfolio common stock, INVESCO VIF - Industrial Income Portfolio common stock, INVESCO VIF - High Yield Portfolio common stock ^, INVESCO VIF - Utilities Portfolio common stock, INVESCO VIF - Dynamics Portfolio common stock, INVESCO VIF - Emerging Growth Portfolio common stock, INVESCO VIF - Health Sciences Portfolio common stock and INVESCO VIF - Technology Portfolio common stock. As of December 31, 1995, 664,722 shares of the Industrial Income Fund, 539,662 shares of the Total Return Fund, 473,935 shares of the High Yield Fund and 26,744 shares of the Utilities Fund were outstanding. Each class consists of [100 ] million shares. The Company reserves the right to issue additional classes of shares without the consent of shareholders, and may allocate its 100 million unclassified shares either to such new classes or to one or more of the four existing classes. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable.


      Shares of each class represent the interests of the shareholders of that class in a particular portfolio of investments of the Company. Each class of the Company's shares is preferred over all other classes with respect to the assets specifically allocated to that class, and all income, earnings, profits and proceeds from those assets, subject only to the rights of creditors, are allocated to shares of that class. The assets of each class are segregated on the books of account and are charged with the liabilities of that class and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company and those items are allocated among classes in a manner deemed by the board to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each class. In the unlikely event that a liability allocable to one class exceeds the assets belonging to the class, all or a portion of such liability may have to be borne by the holders of shares of the Company's other classes.

      All dividends on shares of a particular class shall be paid only out of the income belonging to that class, pro rata to the holders of that class. In the event of the liquidation or dissolution of the Company or of a particular class, the shareholders of each class that is being liquidated shall be entitled to receive, as a class, when and as declared by the board of directors, the excess of the assets belonging to that class over the liabilities belonging to that class. The holders of shares of any class shall not be entitled to any distribution upon liquidation of any other class. The assets so distributable to the shareholders of any particular class shall be distributed among those shareholders in proportion to the number of shares of that class held by them and recorded on the books of the Company.

      All Fund shares, regardless of class, have equal voting rights. Voting with respect to certain matters, such as ratifica tion of independent accountants or election of directors, will be by all classes of the Company. When not all classes are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the class affected by the matter will be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. Directors may appoint their own successors, provided that always at least a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors may call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

Principal Shareholders


      As of ^ October 1, 1996, the following persons held more than 5% of the Funds' outstanding equity securities.


                                   Amount and Nature
Name and Address                      of Ownership            Percent of Class
----------------                   -----------------          ----------------

Industrial Income Fund


Separate Account VA-5 of           ^ 846,164.7960                      68.035%
Transamerica Occidental            Record
Life Insurance Company
Variable Annuity Dept B-100
1150 S. Olive
Los Angeles, CA  90015

Security Life                                                                ^
Separate Account A1                271,739.0600                        21.849%
Unit Valuations 2T2                Record
8515 E. Orchard Road
Englewood, CO  80111

Total Return Fund

Separate Account VA-5 of           654,918.3720                        71.554%
Transamerica Occidental            Record
Life Insurance Company
Variable Annuity Dept B-100
1150 S. Olive
Los Angeles, CA  90015

Security Life                      194,838.8940                        21.287%
Separate Account A1                Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

^ Security Life                    46,058.1170                          5.032%
Separate Account L1                Record
Attn: Debra Bachtel
Unit Valuations 2T2
8515 E. Orchard Rd.
Englewood, CO  80111

High Yield Fund

Separate Account VA-5 of           ^ 574,000.1520                      63.218%
Transamerica Occidental            Record
Life Insurance Company
Variable Annuity Dept B-100
1150 S. Olive
Los Angeles, CA  90015

Security Life                      ^ 219,818.4990                      24.210%
Separate Account A1                Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

^ Security Life                    76,098.5160                          8.381%
^ Separate Account L1              Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Utilities Fund

Security Life                      ^ 87,464.0810                       84.769%
Separate Account ^ A1              Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

^ Security Life                    13,199.0090                         12.792%
Separate Account L1                Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111


Independent Accountants

      Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

Custodian

      State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Funds. The custodian bank is also responsible for, among other things, receipt and delivery of the Funds' investment securities in accordance with procedures and conditions specified in the custody agreement.

Transfer Agent

      INVESCO, 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, dividend disbursing agent, and transfer agent for the Company pursuant to the Transfer Agency Agreement described above under the caption, "Management." Such services include the issuance, cancellation and transfer of shares of the Company and the maintenance of records regarding the ownership of such shares.

Reports to Shareholders

      The Company's fiscal year ends on December 31 of each year. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

Legal Counsel

      The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.

Financial Statements

      The Company's audited financial statements and the notes thereto for the fiscal year ended December 31, 1995, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated herein by reference from the Company's Annual Report to Shareholders for the fiscal year ended December 31, 1995.

Prospectus

      The Company will furnish, without charge, a copy of the Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

Registration Statement

      This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

                                                                    APPENDIX A

                 DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation ("OCC") guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that a Fund would have to exercise the option in order to realize any profit. This would result in the Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

      Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

      In addition, options on securities may be traded over-the-counter ("OTC") through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Company on behalf of a Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts

      A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.


      The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash ^ equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to market."


      A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts

      An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                                    PART C
                               OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

      (a)   Financial Statements:

                                                                  Page in
                                                                  Prospectus
                                                                  ----------
            (1)   Financial statements and schedules
                  included in Prospectus (Part A):


                  Financial  Highlights  with respect                 10
                  to the High Yield Fund and Industrial
                  Income Fund for each of the two years
                  ended December 31, 1995 and unaudited
                  Financial Highlights for the period
                  January 1, 1996 through June 30, 1996
                  for the High Yield and Industrial
                  Income Funds.

                  Financial Highlights with respect to                12
                  the Total Return Fund for each of the
                  two years ended December 31, 1995 and
                  the Utilities Fund for the year ended
                  December 31, 1995 and unaudited Financial
                  Highlights for the period January 1, 1996 through June 30, 1996 for the Total
                  Return and Utilities Funds.


                                                                  Page in
                                                                  Statement
                                                                  of Addi-
                                                                  tional In-
                                                                  formation
                                                                  ---------

            (2)   Financial statements and schedules
                  included in Statement of
                  Additional Information (Part B):

                  The following audited financial
                  statements of the Company and
                  the notes thereto for the fiscal
                  year ended  December 31, 1995 and
                  the report of Price Waterhouse LLP
                  with respect to such financial
                  statements are incorporated in the
                  Statement of Additional Information
                  by reference from the Company's Annual
                  Report to Shareholders for the fiscal
                  year ended December 31, 1995: Statement
                  of Investment Secuirties as of December
                  31, 1995; Statement of Assets and
                  Liabilities as of December 31, 1995;
                  Statement of Operations for the fiscal
                  year ended December 31, 1995; Statement
                  of Changes in Net Assets for ^ the
                  period ended December 31, 1994 and the
                  year ended December 31, 1995; Financial
                  Highlights for ^ the period ended
                  December 31, ^ 1994 and the
                  year ended December 31, 1995.

                  Similar unaudited financial statements
                  for the period January 1, 1996 to June
                  30, 1996 are incorporated by reference
                  into the Statement of Additional
                  Information from the Company's
                  Semi-Annual  Report to Shareholders
                  for the semi-annual period ended
                  June 30, 1996.


            (3)   Financial statements and schedules
                  included in                                      Part C:

                  None:  Schedules have been omitted
                  as all information has been pre-
                  sented in the                                    financial
                  statements.

      (b)   Exhibits:


            (1)   (a)   Articles of ^ Incorporation.(2)


                  (b)   Articles of Amendment to Articles
                  of Incorporation.(2)

                  (c)   Articles Supplementary to Articles
                  of Incorporation.(2)


                  (d)   Form of Articles Supplementary to
                  Articles of Incorporation.

            (2)   Bylaws.(2)


            (3)   Not applicable.

            (4)   Not applicable.


            (5)   (a)  Investment Advisory Agreement, dated
                  October 20, 1993, between Registrant and
                  INVESCO Funds Group, ^ Inc.(3)

                  (b)   Sub-Advisory Agreement, dated October
                  20, 1993, between INVESCO Funds Group, Inc.
                  and INVESCO Capital Management, ^ Inc.(3)

                  (c)   Sub-Advisory Agreement, dated October
                  20, 1993, between INVESCO Funds Group, Inc.
                  and INVESCO Trust ^ Company.(3)

                        (i)  Form of Amendment to Sub-Advisory
                        Agreement, dated ____________, 1996.


            (6)   Distribution Agreement, dated October 20,
                  1993, between Registrant and INVESCO Funds
                  Group, ^ Inc.(3)

            (7)   Defined Benefit Deferred Compensation
                  Plan for Non-Interested Directors and ^
                  Trustees.(3)

            (8)   Custodian Contract, dated October 20,
                  1993, between Registrant and State Street
                  Bank and Trust ^ Company.(3) Amendment to
                  Custody Agreement dated October 25, ^ 1995.(1)

            (9)   (a)   Transfer Agency Agreement, dated
                  October 20, 1993, between Registrant and
                  INVESCO Funds Group, ^ Inc.(3)

                  (b) Administrative Service Agreement,
                  dated October 20, 1993, between Registrant and INVESCO Funds Group, ^ Inc.(3)

                  (c)   Participation Agreement, dated
                  March 22, 1994, among Registrant,
                  INVESCO Funds Group, Inc., Transamerica
                  Occidental Life Insurance Company and
                  Charles Schwab & Co., ^ Inc.(4)

                  (d)   Participation Agreement, dated
                  August 26, 1994, among Registrant, INVESCO
                  Funds Group, Inc. and Security Life of
                  Denver Insurance ^ Company.(4)

                  (e)   Participation Agreement, dated
                  September 19, 1994, among Registrant,
                  INVESCO Funds Group, Inc. and First ING
                  Life Insurance Company of New ^ York.(4)

                  (f)   Participation Agreement, dated
                  December 1, 1994, among Registrant,
                  INVESCO Funds Group, Inc., First
                  Transamerica Life Insurance Company and
                  Charles Schwab & Co., ^ Inc.(4)

                  (g)   Participation Agreement, dated
                  September 14, 1995, among Registrant,
                  INVESCO Funds Group, Inc. and Southland
                  Life Insurance ^ Company.(1)

                  (h)   Participation Agreement, dated
                  October 31, 1995, among Registrant,
                  INVESCO Funds Group, Inc. and American
                  Partners Life Insurance ^ Company.(1)

            (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-^ assessable.(3)

            (11)  Consent of Independent Accountants.

            (12)  Not applicable.

            (13)  Not applicable.

            (14)  Not applicable.

            (15)  Not applicable.


            (16)  (a) Schedule for computation of perfor
                  mance data for Industrial Income ^ Fund.(4)

                  (b) Schedule for computation of performance data for Total Return ^ Fund.(4)

                  (c) Schedule for computation of performance data for High Yield ^ Fund.(4)

                  (d) Schedule for computation of yield ^
                  data.(1)


            (17) (a) Financial Data Schedule for the year ended December 31, 1995 for INVESCO VIF-
                  Industrial Income Portfolio.

                  (b) Financial Data Schedule for the year ended December 31, 1995 for INVESCO VIF-
                  Total Return Portfolio.

                  (c) Financial Data Schedule for the year ended December 31, 1995 for INVESCO VIF-
                  High Yield Portfolio.

                  (d) Financial Data Schedule for the year ended December 31, 1995 for INVESCO VIF-
                  Utilities Portfolio.


                  (e) Financial Data Schedule for the period ended June 30, 1996 for INVESCO VIF-
                  Industrial Income Portfolio.

                  (f) Financial Data Schedule for the period ended June 30, 1996 for INVESCO VIF-
                  Total Return Portfolio.

                  (g) Financial Data Schedule for the period ended June 30, 1996 for INVESCO VIF-
                  High Yield Portfolio.

                  (h) Financial Data Schedule for the period ended June 30, 1996 for INVESCO VIF-
                  Utilities Portfolio.


            (18)  Not Applicable.

            ------------------


            (1)Previously filed on EDGAR with Post-Effective
            Amendment No. 4 to the Registrant's  Registration
            Statement on April 11, 1996, and herein
            incorporated by reference.

            (2)Previously filed with the Registrant's original
            Registration Statement on Form N-1A on October 8,
            1993, and herein incorporated by reference.

            ^ (3)Previously filed with Pre-Effective Amendment
            No. 1 to the Registrant's Registration Statement on December 22, 1993, and herein incorporated by reference.

            ^ (4)Previously filed with Post-Effective Amendment
            No. 2 to the Registrant's Registration Statement on January 30, 1995, and herein incorporated by reference.


Item 25.    Persons Controlled by or Under Common Control with
            Registrant

            No person is presently controlled by or under common control with the Company.

Item 26.    Number of Holders of Securities


                                                          Number of Record
                                                          Holders as of
            Title of Class                                ^ July 31, 1996
            --------------                                ---------------

            INVESCO VIF - Industrial Income Portfolio             ^ 7
            INVESCO VIF - Total Return Portfolio                  ^ 6
            INVESCO VIF - High Yield Portfolio                    5
            INVESCO VIF - Utilities Portfolio                     3


Item 27.    Indemnification

            Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and
(2) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted by law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, the directors and officers of the Company cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.    Business and Other Connections of Investment Adviser

            See "Management" in the Prospectus and Statement of Additional Information for information regarding the business of the investment adviser and sub-advisers. For information as to the business, profession, vocation or employments of a substantial nature of each of the officers and directors of INVESCO Funds Group, Inc., INVESCO Trust Company and INVESCO Capital Management, Inc., reference is made to the Schedule Ds to the Form ADVs filed under the Investment Advisers Act of 1940 by these companies, which schedules are herein incorporated by reference.

Item 29.    Principal Underwriters

            (a)    INVESCO Diversified Funds, Inc.
                   INVESCO Dynamics Fund, Inc.
                   INVESCO Emerging Opportunity Funds, Inc.
                   INVESCO Growth Fund, Inc.
                   INVESCO Income Funds, Inc.
                   INVESCO Industrial Income Fund, Inc.
                   INVESCO International Funds, Inc.
                   INVESCO Money Market Funds, Inc.
                   INVESCO Multiple Asset Funds, Inc.
                   INVESCO Specialty Funds, Inc.
                   INVESCO Strategic Portfolios, Inc.
                   INVESCO Tax-Free Income Funds, Inc.
                   INVESCO Value Trust

            (b)
                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Frank M. Bishop                     Director ^
1315 Peachtree Street NE
Atlanta, GA  30309


Charles W. Brady                                              Chairman of
1315 Peachtree Street NE                                      the Board
Atlanta, GA  30309


^


M. Anthony Cox                      Senior Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

Steven T. Cox, Jr.                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Robert D. Cromwell                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237

Samuel T. DeKinder                  Director
1315 Peachtree Street NE
Atlanta, GA  30309

Douglas P. Dohm                     Regional Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

William J. Galvin, Jr.              Senior Vice               Asst. Sec.
7800 E. Union Avenue                President
Denver, CO  80237

Linda J. Gieger                     Vice President
7800 E. Union Avenue
Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

Ronald L. Grooms                    Senior Vice               Treasurer-
7800 E. Union Avenue                President                 Chief Fin'l
Denver, CO  80237                   & Treasurer               Officer, and
                                                              Chief Acctg.
                                                              Officer

Wylie G. Hairgrove                  Vice President
7800 E. Union Avenue
Denver, CO  80237


Hubert L. Harris, Jr.               Director
1315 Peachtree Street, NE
Atlanta, GA  30309



^

Dan J. Hesser                       Chairman of the           President
7800 E. Union Avenue                Board, President,         ^ &Director
Denver, CO  80237                   CEO & Director


Mark A. Jones                       Regional Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

Jeraldine E. Kraus                  Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Michael D. Legoski                  Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80237


James F. Lummanick                  Vice President;
7800 E. Union Avenue                Assistant General
Denver, CO  80237                   Counsel


Brian N. Minturn                    Executive Vice
7800 E. Union Avenue                President
Denver, CO  80237                   & Director

Robert J. O'Connor                  Director
1315 Peachtree Street NE
Atlanta, GA  30309

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

Donald R. Paddack                   Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80237

Laura M. Parsons                    Vice President
7800 E. Union Avenue
Denver, CO  80237

Glen A. Payne                       Senior Vice               Secretary
7800 E. Union Avenue                President,
Denver, CO  80237                   Secretary &
                                    General Counsel

Pamela J. Piro                      Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80237


Gary J. Ruhl                        Vice President
7800 E. Union Avenue
Denver, CO  80237



R. Dalton Sim                       Director ^
7800 E. Union Avenue
Denver, CO  80237


James S. Skesavage                  Regional Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309


Terri Berg Smith                    Vice President
7800 E. Union Avenue
Denver, CO  80237



Tane T. Tyler                       Assistant
7800 E. Union Avenue                Vice President
Denver, CO  80237


Alan I. Watson                      Vice President            Asst. Sec.
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Allyson B. Zoellner                 Vice President
7800 E. Union Avenue
Denver, CO  80237

            (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a) The Registrant hereby undertakes that its board of directors will call such meetings of shareholders of the Funds, for action by shareholder vote,
                  including   acting  on  the   question   of   removal  of  a
                  director or directors, as may be requested in writing by the holders of at least 10% of the
                  outstanding   shares  of  a  Fund  or  as  may  be  required
                  by applicable law or the Company's Articles of Incorporation, and to assist shareholders in commu nicating with other shareholders as required by the Investment Company Act of 1940.

            (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.


            (c) The Registrant hereby undertakes to file a post-effective amendment, containing reasonably current financial statements for VIF-Dynamics Portfolio, VIF-Emerging Growth Portfolio, VIF-Health Sciences Portfolio and VIF-Technology Portfolio within four to six months from the effective date of Post-Effective Amendment No. 5.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it ^ has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^7th day of ^ October, 1996.


Attest:                                   INVESCO Variable Investment
                                          Funds, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
------------------------------------      ------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capaci-ties indicated on this ^7th day of ^ October, 1996.


/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      ------------------------------------
Dan J. Hesser, President &                Lawrence H. Budner, Director
Director, (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
------------------------------------      ------------------------------------
Bob R. Baker, Director                    A. D. Frazier, Jr., Director


/s/ ^ Hubert L. Harris, Jr.               /s/ Kenneth T. King, Director
------------------------------------      ------------------------------------
^ Hubert L. Harris, Jr., Director         Kenneth T. King, Director


/s/ Charles W. Brady                      /s/ John W. McIntyre
------------------------------------      ------------------------------------
Charles W. Brady, Director                John W. McIntyre, Director


^

By*                                       By*
   ---------------------------------         ---------------------------------
      Edward F. O'Keefe                         Glen A. Payne
      Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on October 8, 1993, December 22, 1993, March 22, 1994, January 30, 1995 and February 28, 1995.

                                 Exhibit Index

                                                        Page in
Exhibit Number                                  Registration Statement
--------------                                  ----------------------

      ^ 1(d)                                               104
      ^ 5(c)(i)                                            106
      11                                                   107
      ^ 17(a)                                              108
      17(b)                                                109
      17(c)                                                110
      17(d)                                                111
      17(e)                                                112
      17(f)                                                113
      17(g)                                                114
      17(h)                                                115